As filed with the Securities and Exchange Commission on July 15, 1999
                                                      Registration Nos. 33-25716
                                                                        811-5697
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                             ----------------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         --- Pre-Effective Amendment No.

          X  Post Effective Amendment No. 21
         ---
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940

          X  Amendment No. 23
         ---

                             THE CHAPMAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                        401 East Pratt Street, 28th Floor
                            BALTIMORE, MARYLAND 21202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (800) 752-1013 copy to:
       Nathan A. Chapman, Jr., President               Elizabeth R. Hughes, Esq.
       The Chapman Funds, Inc.                         Venable, Baetjer and Howard, LLP
       401 East Pratt Street, 28th Floor               Two Hopkins Plaza, Suite 1800
       BALTIMORE, MARYLAND  21202                      BALTIMORE, MARYLAND 21201
       --------------------------                      -------------------------
       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

         [  ]     immediately upon filing pursuant to paragraph (b)

         [  ]     on [date] pursuant to paragraph (b)

         [  ]     60 days after filing pursuant to paragraph (a) (1)

         [  ]     on [date] pursuant to paragraph (a) (1)

         [x]      75 days after filing pursuant to paragraph (a) (2)

         [  ]     on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[  ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1998 was filed with Securities and Exchange Commission on January 27, 1999.

                             SUBJECT TO COMPLETION
                  Preliminary Prospectus dated: July 15, 1999

                                     [LOGO]

                                           , 1999

                          DEM MULTI-MANAGER BOND FUND
                                INVESTOR SHARES

    DEM Multi-Manager Bond Fund is a series of The Chapman Funds, Inc. The fund is a non-diversified portfolio that seeks high current income with the potential for capital appreciation through investment in income securities of companies identified through the Company's domestic emerging markets or DEM Multi-Manager strategy. Under the DEM Multi-Manager strategy, the assets of the fund are managed by multiple sub-advisers selected by the fund's investment adviser, Chapman Capital Management, Inc. Such sub-advisers must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgement of the fund's sub-advisers. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. The Company also may utilize leverage.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.

    THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                    CONTENTS

THE FUND--AN OVERVIEW.................................................................          3
  Investment Objectives and Principal Investment Strategies...........................          3
  The DEM Multi-Manager Strategy......................................................          3
  Principal Risks.....................................................................          3
  Fund Expenses.......................................................................          4

YOUR ACCOUNT..........................................................................          6
  Purchasing Shares...................................................................          6
  How Sales Charges are Calculated....................................................          8
  Sales Charges Reductions............................................................          8
  Redeeming Shares....................................................................          8
  Keeping Your Account Open...........................................................          9
  How and When Shares Are Priced......................................................          9
  How Your Purchase or Redemption Price is Determined.................................          9

DISTRIBUTIONS AND TAXES...............................................................         10
  Dividends and Other Distributions...................................................         10
  Tax Information.....................................................................         10

MANAGEMENT............................................................................         11
  The Investment Adviser..............................................................         11
  The Management Fee..................................................................         11
  Portfolio Management/The Sub-Advisers...............................................         11
  Distribution........................................................................         13
  Brokerage...........................................................................         13
  Stockholder Services................................................................         13
  Custodian...........................................................................         14

INVESTMENT PROGRAM....................................................................         15
  Types of Portfolio Securities.......................................................         15
  Types of Management Practices.......................................................         16
  Other Investment Limitations........................................................         17
  The Year 2000 Processing Issue......................................................         18

                            THE FUND -- AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    The fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, and other similar securities. The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the fund's sub-advisers. To a limited extent, the fund may also invest in equity securities. For temporary defensive purposes, the fund may invest some or all of its assets in cash or money market instruments.

THE DEM MULTI-MANAGER STRATEGY

    The fund's portfolio investments are identified through the DEM Multi-Manager strategy. Under this strategy, the assets of the fund are managed by multiple sub-advisers recommended by Chapman Capital Management, Inc. ("CCM"), the fund's investment adviser, and approved by the Board of Directors. Such sub-advisers must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. The sub-advisers will not consider the DEM Profile in making investment decisions for the fund's portfolio, so CCM does not expect income securities of companies that meet the DEM Profile to constitute a large percentage of the fund's portfolio.

    In determining whether a specific investment management firm is controlled by African Americans, Asian Americans, Hispanic Americans or women, CCM applies one of the following criteria:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups.

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

    CCM will track the performance of each of the fund's sub-advisers and will have the discretion to allocate assets among the fund's sub-advisers, identify and recommend new sub-advisers to the Board of Directors and terminate existing sub-advisory relationships. Each sub-adviser uses its own investment strategies to achieve the fund's investment objectives in accordance with the fund's investment restrictions.

    The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. The use of multiple investment approaches consistent with the fund's investment objective and policies is designed to mitigate the impact of a single sub-adviser's performance during a period in which such sub-adviser's approach is less successful. Although there may be some overlap of investment styles, each sub-adviser will pursue its approach independently of the other sub-advisers. Because the sub-advisers will act independently, the performance of one or more sub-advisers is expected to dampen the impact of any other sub-adviser's relatively adverse results. Conversely, the successful results of a sub-adviser will be dampened by less successful results of the other sub-advisers. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

PRINCIPAL RISKS

    As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore, when you sell your shares, you may lose money. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the fund are as follows:

    - MARKET OR INTEREST RATE RISK The decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

    - CREDIT RISK The chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation, economic forecasts, stock market conditions, and overall market psychology) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High quality bonds such as Treasury bonds and investment grade bonds have less credit risk than high-yield bonds (securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality). High yield bonds are speculative since their issuers are more vulnerable to financial setbacks and recession than more credit worthy companies and are often referred to in the financial press as "junk bonds." BBB-rated bonds (and especially split-rated ones) may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. The fund's credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than a fund focusing entirely on high-yield bonds.

    - DERIVATIVE RISK The fund may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

    - LEVERAGE RISK The fund may borrow to invest in additional securities. If the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    - ILLIQUIDITY RISK The fund may invest in securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined under the Securities Act. These securities are less liquid than publicly traded securities meaning that large transactions can cause substantial price changes. The fund may take longer to liquidate these positions than would be the case for publicly traded securities. Difficulty in selling these securities may result in a loss or may be costly to the fund.

    The fund is categorized as "non-diversified" under the Investment Company Act of 1940. This means that as compared to other funds, the fund may invest a greater percentage of its total assets in a particular issuer, which subjects the fund to greater risk with respect to its portfolio securities.

    If you are a long-term, risk-oriented investor seeking a high level of current income and some appreciation potential, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal safety and liquidity, you should consider a money market fund. The fund should not represent your complete investment program or be used for short-term trading purposes.

FUND EXPENSES

    The numbers in Table 1 describe the fees and expenses that you may pay if you buy and hold shares in the fund. The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

TABLE 1 ANNUAL FUND OPERATING EXPENSES

ESTIMATED SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
    price).........................................................................       4.75%
  Maximum Deferred Sales Charge (Load).............................................        -0-%
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
    Distributions..................................................................        -0-%
  Redemption Fee (1)...............................................................        -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fee...................................................................       1.25%
  Distribution (12b-1) Fee (2).....................................................        .75%
  Other Expenses (3)...............................................................       1.16%
  Total Annual Fund Operating Expenses (3).........................................       3.16%

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(1) The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (up to .25% service fee and .25% distribution fee) of average daily net assets until at least October 31, 2000. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2000.

(3) Amount includes estimates of expenses for the first full fiscal year of the fund. CCM, the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2000.

    Because of the 12b-1 fee, long-term stockholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                                                                                INVESTOR SHARES
                                                                                ---------------
1 Year*.......................................................................     $     779
3 Years*......................................................................     $   1,403

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* The Chapman Co. has voluntarily limited its fees for stockholder servicing and distribution services to an aggregate of .50% of average daily net assets of the fund attributable to the Investor Shares until at least October 31, 2000. CCM, the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund attributable to the Investor Shares to 3.00% of average daily net assets until at least December 31, 2000. Based on the fee waiver of The Chapman Co. and CCM's voluntary expense limitation, the estimated expenses set forth in the table above would be $764 and $1,358 for the one year and three year periods, respectively.

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase shares of the fund by mail, by telephone, by bank wire, by automatic investment from your bank account or through your broker-dealer or bank. The fund requires a minimum initial investment of $25, and minimum subsequent investments of $25. The fund reserves the right to vary the initial investment minimum and minimums for subsequent investments at any time.

    In addition, you may also purchase shares by exchanging shares of the fund for shares in other DEM funds if the exchange is to an existing account and both accounts are registered in the same name. Exchanges are subject to the $25 minimum investment.

    The following table presents some procedures you should know about when investing in the fund.

BY MAIL

    To make an initial investment, send the fund's application and your check to:

                  DEM Multi-Manager Bond Fund Investor Shares
                  c/o First Data Investor Services Group Inc.
                               211 S. Gulph Road
                                 P.O. Box 61503
                           King of Prussia, PA 19406

    To make a subsequent investment in an existing account, send the stub from your account statement and your check to:

                    First Data Investor Services Group Inc.
                                 P.O. Box 61767
                           King of Prussia, PA 19406

    Please make your check payable to DEM Multi-Manager Bond Fund Investor
Shares.

BY WIRE

    To make a same day wire investment, call (800) 752-1013 by 12 noon (Eastern
Time).

    The following information will be required to open an account:

       - Name and address for account registration

       - Tax identification number

       - Amount of wire transfer

       - Name of bank

    Call your bank with instructions to transmit funds to:

                          Boston Safe Deposit & Trust
                                 ABA #011001234
                         Credit: (Insert name of Fund)
               FBO: (Insert Shareholder name and account number)

    Your bank may charge a wire fee.

    To open a new account, you should mail your completed application to The Chapman Funds, Inc.

BY AUTOMATIC INVESTMENT

    Shares of the fund may be purchased through our "Automatic Investment Option" by completing the "Automatic Investment Option" section of the investment application. The Automatic Investment Option provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the fund. The minimum investment is $25 per month. The account designated will be debited in the specified amount, on the date indicated, and fund shares will be purchased. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. The fund may alter, modify or terminate this Plan at any time.

THROUGH A BROKER-DEALER, BANK OR BANK AND TRUST DEPARTMENT

    To have a broker-dealer, bank or bank and trust department initiate a purchase of shares of the fund, complete the "Investment Dealer Information" section of the investment application.

    The fund may accept telephone orders from broker-dealers or service organizations that it has previously approved.

    Your broker-dealer, bank or bank and trust department may charge you a fee for this service.

BY EXCHANGE

    To request an exchange of shares of one fund into shares of another DEM fund offered by The Chapman Funds, Inc., call (800) 441-6580 or send a written request to:

                  DEM Multi-Manager Bond Fund Investor Shares
                  c/o First Data Investor Services Group Inc.
                               211 S. Gulph Road
                                 P.O. Box 61503
                           King of Prussia, PA 19406

    NOTE: An exchange must be made by mail if a new account must be opened or the accounts are not identically registered.

    IMPORTANT INFORMATION ABOUT EXCHANGE PRIVILEGES

    - If you exchange shares of one fund for shares of another DEM fund by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged.

    - A fund may change or cancel exchange policies at any time, upon 60 days' notice to stockholders and can terminate the telephone exchange privilege at any time.

    - An exchange of shares is treated like a sale of those shares; therefore, you may realize capital gain or loss for federal income tax purposes when shares are exchanged.

    - Exchanges will be required to meet the minimum initial investment requirement of each fund.

HOW SALES CHARGES ARE CALCULATED

    Sales charges on purchases of shares of the fund are calculated as follows:

                                                                                    TOTAL SALES LOAD
                                                              -------------------------------------------------------------
                                                                                                     DEALER'S REALLOWANCE
                                                                  AS A % OF          AS A % OF        AS A % OF OFFERING
AMOUNT OF TRANSACTION                                          OFFERING PRICE     YOUR INVESTMENT            PRICE
------------------------------------------------------------  -----------------  -----------------  -----------------------
Less than $50,000...........................................           4.75%              4.97%                 4.25%
$50,000 to $99,999.99.......................................           4.25%              4.46%                 3.75%
$100,000 to $249,999.99.....................................           3.75%              3.88%                 3.25%
$250,000 to $499,999.99.....................................           3.25%              3.38%                 3.00%
$500,000 to $749,999.99.....................................           2.75%              2.81%                 2.50%
$750,000 to $999,999.99.....................................           2.25%              2.32%                 2.00%
$1,000,000 and above........................................           1.25%              1.28%                 1.00%

    The sales charge schedule applies to single purchases and to purchases made under a letter of intent and pursuant to the rights of accumulation, both of which are described below. The fund's distributor, The Chapman Co., will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with The Chapman Co. The Chapman Co. may change these dealer concessions from time to time, as well as offer incentives to dealers allowing such dealers to retain an additional portion of the sales load.

SALES CHARGE REDUCTIONS

    There are two ways you can combine multiple purchases of shares of the fund to take advantage of the breakpoints in the sales charge schedule.

    - RIGHT OF ACCUMULATION -- lets you add the value of any shares you already own to the amount of your next investment for purposes of calculating the sales charge. You must notify the fund's transfer agent at the time of purchase to qualify for reduced sales loads.

    - LETTER OF INTENT -- lets you purchase shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. A minimum initial purchase of $5,000 is required.

    To use either of these methods, contact First Data Services, Inc. (the fund's transfer agent; "First Data").

REDEEMING SHARES

    You may redeem your shares at any time by mail, by telephone or by wiring instructions (which must include the stockholder's name and account number).

    You may also redeem your shares through certain brokers, financial institutions or service organizations, banks and bank and trust departments. These third parties may charge you a transaction fee or other fee for their services at the time of redemption.

    HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If First Data receives your request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to you by mail or by wire. There is a $9.00 charge for redemptions by wire which will be deducted from your redemption proceeds.

    Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to seven days after First Data receives your sale or exchange request.

    If you redeem shares that you just purchased and paid for by check, First Data will process your redemption request but will generally delay sending you the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

    REDEMPTIONS OVER $250,000

    Large sales can adversely affect the ability of CCM and the sub-advisers to implement the fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

KEEPING YOUR ACCOUNT OPEN

    Due to the relatively high cost to the fund of maintaining small accounts, we ask you to maintain an account balance of at least $25. If your balance is below $25, we have the right to close your account after giving you 60 days in which to increase your balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the investor shares, the investor shares' pro rated share of fund assets are valued and totaled, the investor shares' pro rated share of fund liabilities are subtracted, and the balance, called net assets, is divided by the number of investor shares outstanding. In general, the fund's assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If First Data receives your request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time), your transaction will be priced at that day's NAV. If First Data your request after 4 p.m., your transactions will be priced at the next business day's NAV.

    NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

    - The fund declares dividends daily to stockholders of record as of 12 noon (Eastern Time) on that day. The fund will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify the fund of your intention to invest by 12 noon and the fund receives a wire payment by 4 p.m.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

    - You redeem fund shares, including an exchange from one fund to another

    - The fund makes a distribution to your account.

    TAXES ON REDEMPTIONS

    When you sell or redeem shares in the fund, you may realize a gain or loss. An exchange from the fund to another DEM fund is still a redemption for tax purposes.

    After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from the fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income.

    After the end of its tax year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by the fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISER

    CCM serves as the fund's investment adviser pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center -- Baltimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has overall responsibility for assets under management, provides overall investment strategies and programs for the fund, recommends new sub-advisers to the Board of Directors, allocates assets among existing sub-advisers, monitors and evaluates the performance of existing sub-advisers and manages short-term investments for the fund.

    CCM has been an investment adviser since 1988. CCM served as the investment adviser of DEM, Inc., a closed-end company, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for The Chapman US Treasury Money Fund, DEM Equity Fund, DEM Index Fund, DEM Fixed Income Fund and DEM Multi-Manager Equity Fund, five other series of The Chapman Funds, Inc. DEM Fixed Income Fund and DEM Multi-Manager Equity Fund are not currently active. In addition, CCM serves as portfolio manager to private accounts. As of March 31, 1999, CCM had approximately $637 million in assets under management.

    Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of CCM since 1988, is primarily responsible for supervision of the performance of the sub-advisers and the fund's assets. Mr. Chapman is and has been the President and Chairman of the Board of Directors of the Company since its organization in 1988. Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been President and Chairman of the Board since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the president of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

THE MANAGEMENT FEE/EXPENSE REIMBURSEMENT

    The fund pays CCM an annual advisory fee of 1.25% of the fund's average weekly net assets and an administration fee of .15% of the fund's average weekly net assets. Both fees are calculated weekly and paid monthly.

    CCM has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2000.

PORTFOLIO MANAGEMENT/THE SUB-ADVISERS

    Under the DEM Multi-Manager strategy, the assets of the fund are managed by multiple sub-advisers selected by CCM. These sub-advisers enter into individual sub-advisory agreements with the fund. Each sub-adviser makes specific portfolio investments for that segment of the assets of the fund under its management in accordance with the fund's investment objectives and policies and the sub-adviser's investment approach and strategies. A sub-adviser may direct fund transactions to the fund's distributor, The Chapman Co. or a broker that is an affiliate of such sub-adviser.

    All sub-advisers recommended by CCM and approved by the Board of Directors must meet the DEM Profile. In determining whether a specific investment adviser is "controlled" by African Americans, Asian Americans, Hispanic Americans or women and therefore meets the DEM Profile, CCM applies one of the following criteria:

    - At least 10% of the investment adviser's outstanding voting securities must be beneficially owned by member of one or more of the listed groups, or

    - At least one of the investment adviser's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups

    The fund will seek to identify DEM Profile investment advisers through research by the CCM. Such research will include: requests to specific companies for details of their ownership and management; independent research for the details of ownership and management including personal visits and checks with government agencies for investment advisers that have registered as minority or women-owned business enterprises or are recognized as such by government agencies; reviews of business lists compiled by magazines and other publications which list DEM Profile companies; examination of investment advisers that generally market themselves as DEM Profile companies; and reviews of annual reports and other regulatory filings.

    After identifying investment advisers that fit the DEM Profile, CCM applies additional criteria in the selection and retention of sub-advisers, including:
(1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of the fund's other sub-advisers; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-adviser to apply its approach consistently. The fund's sub-advisers may not necessarily exhibit all of these criteria to the same degree.

    From its own management fee, CCM pays each sub-adviser a monthly management fee of .35 of 1% of the value of the fund's average weekly net assets allocated to the sub-adviser during the preceding month payable monthly in arrears.

    The Board of Directors of the Company and the initial stockholder of the fund have approved sub-advisory agreements between the fund, CCM and each of the investment advisers listed below to serve as sub-advisers of the fund. CCM will allocate the fund's assets among these sub-advisers. In its discretion, CCM may allocate as much as 100 percent or as little as 0 percent of the fund's assets to any one sub-adviser.

    The fund and CCM are seeking an exemption from the SEC that will permit CCM to retain additional sub-advisers, terminate existing sub-advisers, and materially amend the sub-advisory agreements without stockholder approval. Such exemption request has been approved by the Board of Directors of the Company and the fund's sole stockholder. To the extent that the SEC grants the requested exemption, the fund will send its stockholders a notice to this effect and will supplement the prospectus and statement of additional information with information about new sub-advisers and changes in sub-advisory agreements. To the extent that the fund receives the requested exemption, the fund also anticipates that within ninety days of retaining a new sub-adviser or materially amending a sub-advisory agreement, it will give its stockholders written notice of such addition or material change.

    The current sub-advisers of the fund are as follows:

Hughes Capital Management, Inc.                      African-American/Women
315 Cameron Street
Alexandria, VA 22314

    Hughes Capital Management, Inc. was founded as a fixed income investment advisor in August 1993. The firm is dedicated exclusively to providing fixed income portfolio management and advisory services to private sector and public funds. Hughes has approximately $620 million in assets under management as of March 31, 1999. The portfolio managers assigned to the fund are Frankie D. Hughes, principal and Chief Investment Officer, who has over 18 years professional investment experience and Charles L. Curry, Jr., Portfolio Manager, who has 10 years of professional investment experience. Prior to forming Hughes Capital Management, Inc. in 1993, Ms. Hughes was Director of Asset Management and a member of the Investment Policy Committee for WR Lazard & Co. Prior to joining Hughes in April 1998, Mr. Curry was a member of a five-person investment team that managed a $5 billion total return bond portfolio at Sovran Capital Management, a wholly-owned subsidiary of NationsBank.

MDL Capital Management, Inc.                         African-American
225 Ross Street, 3(rd) Floor
Pittsburgh, PA 15219

    MDL Capital Management, Inc. was founded as a fixed income investment advisor in 1993 and has approximately $1.1 billion in assets under management as of March 31, 1999. MDL uses a disciplined team approach to actively manage its portfolios. Day to day management of the fund's assets assigned to MDL is the responsibility of MDL's investment committee.

NCM Capital Management Group, Inc.                   African-American
103 W. Main Street, Suite 400
Durham, NC 27701-3638

    NCM Capital Management Group, Inc. was founded in 1986, has been a fixed income investment advisor since 1987 and has approximately $4.5 billion in assets under management as of March 31, 1999. NCM provides equity, fixed income and balanced portfolio management services to over sixty-five clients representing all sectors of the institutional investment management industry, including acting as sub-advisor to investment companies registered under the Investment Company Act of 1940. The portfolio manager assigned to the fund is Paul Van Kampen, NCM's Director of Fixed Income, who has over four years experience with NCM Capital Management in providing fixed income investment advice. Prior to joining NCM, Mr. Van Kampen was Executive Director of Aon Advisors, Inc. for eight years.

Seix Investment Advisors, Inc.                       Hispanic/Women
300 Tice Boulevard
Wookcliff Lake

    Seix Investment Advisors, Inc. was founded as a fixed income investment advisor in 1992 and has approximately $3.7 billion in assets under management as of March 31, 1999. Seix is an opportunistic, bottom-up, value manager that invests in the U.S. fixed income market. Day to day management of the fund's assets assigned to Seix is the responsibility of Seix "s investment committee.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund and all other DEM funds.

    The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses section of this prospectus.

BROKERAGE

    In placing portfolio trades, CCM and the sub-advisers may use The Chapman Co., or a broker-dealer affiliated with one or more sub-advisers, but only when CCM or the sub-advisers believe no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    First Data serves as the fund's transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to First Data at 211 S. Gulph Rd., P.O. Box 61503, King of Prussia, Pennsylvania 61503 or (800) 441-6580.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas, Missouri 64141-6226, serves as custodian for the fund's portfolio securities.

                               INVESTMENT PROGRAM

    This section takes a detailed look at some of the types of securities the fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES

    Under normal circumstances, the fund will invest at least 65% of the value of its non-cash total assets in corporate income securities. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" and up to 20% of its net assets in equity securities. While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933. The fund may also invest up to 10% of its total assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

    For temporary defensive purposes in attempting to respond to adverse market, economic, political, or other conditions, the fund may invest some or all of its assets in cash or investment-grade short-term debt securities. Such investment practices are inconsistent with the fund's principal investment strategies and, to the extent it implements such practices, the fund may not achieve its investment objectives.

    DEBT SECURITIES

    Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

    U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

    Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

    Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

    EQUITY SECURITIES

    Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

TYPES OF MANAGEMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of net assets (excluding such borrowings) from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of net assets (excluding such borrowings) to secure such borrowings. The fund may also borrow an additional 5% of net assets (excluding such borrowings) without regard to the 33 1/3% limitation for bank borrowings for temporary purposes such as clearance of portfolio transactions and share redemptions.

    The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its net assets pursuant to such techniques.

    OPTIONS

    Options (a type of potentially high-risk derivative) give the fund the right (where the fund purchases the option), or the obligation (where the fund writes (sells) the option), to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken. The total market value of securities against which the fund writes call or put options may not exceed 15% of its total assets. The fund will not commit more than 15% of its net assets to premiums when purchasing call or put options. Options may not always be successful hedges and their prices can be highly volatile.

OTHER INVESTMENT LIMITATIONS

    The following paragraphs describe additional investment policies and limitations to which the fund adheres.

    In order to change the investment policies and limitations set forth below, as well as the investment objectives of the fund, which are designated as "fundamental policies," the fund must obtain stockholder approval. In general, the fund will not:

    - Issue senior securities, borrow money or pledge its assets, except that the fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of its net assets (excluding such borrowings), and may pledge up to 33 1/3% of its net assets (excluding such borrowings) to secure such borrowings, and the fund may borrow an additional 5% of its net assets for temporary purposes.

    - Engage in the business of underwriting securities issued by other persons except that to the extent that the fund purchases or sells illiquid securities or private funds, the fund may be deemed to be an underwriter under the federal securities laws.

    - Concentrate investments in particular industries (for purposes of determining concentration in an industry, the fund's policy is to limit its investment in any one industry to no more than 25% of the value of its assets).

    - Engage in the purchase and sale of real estate, except that the fund may purchase and sell debt, debt securities and other instruments that are secured by real estate and real estate acquired as a result of foreclosure upon such instruments.

    - Purchasing or selling commodities, except that the fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of the fund's net assets are required as margin deposit for futures contracts and not more than 15% of the fund's net assets are invested in futures and options at any time.

    - Lend money; however, the fund may purchase qualified (publicly distributed bonds, debentures or other securities) debt obligations, enter into repurchase agreements and lend its portfolio securities consistent with the fund's investment objectives.

    The fund also follows certain investment policies which can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

    PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" on January 1, 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisers.

    CCM is taking steps intended to ensure that its major computer systems and processes are capable of Year 2000 processing, including assessing, testing and modifying its own systems and confirming that its and the fund's service providers are Year 2000 compliant. CCM is also preparing a contingency plan intended to ensure that third party noncompliance will not materially affect the operations of CCM or the fund.

    Companies, organizations, governmental entities and markets in which the funds invest will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the fund's returns could be adversely affected.

--------------------------------------------------------------------------------
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    A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain free copies of this document, call (800) 752-1013. For stockholder inquiries, call The Chapman Co. at (800) 752-1013 or First Data Services, Inc. at (800) 441-6580.

    Fund reports and Statements of Additional Information are also available from the Securities and Exchange Commission by calling (800) SEC-0330 or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009 (you will be charged a duplicating fee); by visiting the SEC's public reference room; or by consulting the SEC's web site at www.sec.gov.

                            ------------------------

                        THE
                        CHAPMAN
           [LOGO]       FUNDS
                        A MEMBER OF THE
                        CHAPMAN GROUP

                        World Trade Center -- Baltimore

                        401 East Pratt Street, 28 Floor
                           Baltimore, Maryland 21202
                                 (800) 752-1013
                                www.demdata.com

                           1940 ACT FILE NO. 811-5697

                                     [LOGO]

                               DEM MULTI-MANAGER
                                   BOND FUND
                                INVESTOR SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SUBJECT TO COMPLETION
                  Preliminary Prospectus dated: July 15, 1999

                                     [LOGO]

                                        , 1999

                          DEM MULTI-MANAGER BOND FUND
                              INSTITUTIONAL SHARES

DEM Multi-Manager Bond Fund is a series of The Chapman Funds, Inc. The fund is a non-diversified portfolio that seeks high current income with the potential for capital appreciation through investment in income securities of companies identified through the Company's domestic emerging markets or DEM Multi-Manager strategy. Under the DEM Multi-Manager strategy, the assets of the fund are managed by multiple sub-advisers selected by the fund's investment adviser, Chapman Capital Management, Inc. Such sub-advisers must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgement of the fund's sub-advisers. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. The Company also may utilize leverage.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Domestic Emerging Markets-Registered Trademark- and
DEM-Registered Trademark- are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.

    THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

                                    CONTENTS

THE FUND -- AN OVERVIEW...............................................................          3
  Investment Objectives and Principal Investment Strategies...........................          3
  The DEM Multi-Manager Strategy......................................................          3
  Principal Risks.....................................................................          3
  Fund Expenses.......................................................................          4

YOUR ACCOUNT..........................................................................          6
  Purchasing Shares...................................................................          6
  Redeeming Shares....................................................................          7
  How and When Shares Are Priced......................................................          8
  How Your Purchase or Redemption Price is Determined.................................          8

MANAGEMENT............................................................................          9
  The Investment Adviser..............................................................          9
  The Management Fee..................................................................          9
  Portfolio Management/The Sub-Advisers...............................................          9
  Distribution........................................................................         11
  Brokerage...........................................................................         11
  Stockholder Services................................................................         11
  Custodian...........................................................................         11

INVESTMENT PROGRAM....................................................................         12
  Types of Portfolio Securities.......................................................         12
  Types of Management Practices.......................................................         13
  Other Investment Limitations........................................................         14
  The Year 2000 Processing Issue......................................................         15

                            THE FUND -- AN OVERVIEW

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

    The fund's investment portfolio will seek high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, and other similar securities. The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgment of the fund's sub-advisers. To a limited extent, the fund may also invest in equity securities. For temporary defensive purposes, the fund may invest some or all of its assets in cash or money market instruments.

THE DEM MULTI-MANAGER STRATEGY

    The fund's portfolio investments are identified through the DEM Multi-Manager strategy. Under this strategy, the assets of the fund are managed by multiple sub-advisers recommended by Chapman Capital Management, Inc. ("CCM"), the fund's investment adviser, and approved by the Board of Directors. Such sub-advisers must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. The sub-advisers will not consider the DEM Profile in making investment decisions for the fund's portfolio, so CCM does not expect income securities of companies that meet the DEM Profile to constitute a large percentage of the fund's portfolio.

    In determining whether a specific investment management firm is controlled by African Americans, Asian Americans, Hispanic Americans or women, CCM applies one of the following criteria:

    - At least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups.

    - At least one of the company's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

    CCM will track the performance of each of the fund's sub-advisers and will have the discretion to allocate assets among the fund's sub-advisers, identify and recommend new sub-advisers to the Board of Directors and terminate existing sub-advisory relationships. Each sub-adviser uses its own investment strategies to achieve the fund's investment objectives in accordance with the fund's investment restrictions.

    The primary objective of the DEM Multi-Manager strategy is to reduce portfolio volatility through multiple investment approaches, a strategy used by many institutional investors. The use of multiple investment approaches consistent with the fund's investment objective and policies is designed to mitigate the impact of a single sub-adviser's performance during a period in which such sub-adviser's approach is less successful. Although there may be some overlap of investment styles, each sub-adviser will pursue its approach independently of the other sub-advisers. Because the sub-advisers will act independently, the performance of one or more sub-advisers is expected to dampen the impact of any other sub-adviser's relatively adverse results. Conversely, the successful results of a sub-adviser will be dampened by less successful results of the other sub-advisers. There can be no assurance that the expected advantages of the DEM Multi-Manager strategy will be realized.

PRINCIPAL RISKS

    As with any fixed income mutual fund, the value of your investment will fluctuate in response to price movements in the bond market. Therefore, when you sell your shares, you may lose money. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. The principal sources of risk for the fund are as follows:

    - MARKET OR INTEREST RATE RISK The decline in bond prices that usually accompanies a rise in interest rates. Longer maturity bonds typically suffer greater declines than those with shorter maturities.

    - CREDIT RISK The chance that a portfolio security could have its credit rating downgraded (due to such factors as changes in the issuer's financial situation, economic forecasts, stock market conditions, and overall market psychology) or that a bond issuer will default (the failure of an issuer to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High quality bonds such as Treasury bonds and investment grade bonds have less credit risk than high-yield bonds (securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality). High yield bonds are speculative since their issuers are more vulnerable to financial setbacks and recession than more credit worthy companies and are often referred to in the financial press as "junk bonds." BBB-rated bonds (and especially split-rated ones) may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads. The fund's credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than a fund focusing entirely on high-yield bonds.

    - DERIVATIVE RISK The fund may hold derivative securities to hedge or enhance a particular type of exposure, such as to rising or falling interest rates. Since some derivatives are unusually volatile, a small position can cause a significant loss.

    - LEVERAGE RISK The fund may borrow to invest in additional securities. If the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    - ILLIQUIDITY RISK The fund may invest in securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined under the Securities Act. These securities are less liquid than publicly traded securities meaning that large transactions can cause substantial price changes. The fund may take longer to liquidate these positions than would be the case for publicly traded securities. Difficulty in selling these securities may result in a loss or may be costly to the fund.

    The fund is categorized as "non-diversified" under the Investment Company Act of 1940. This means that as compared to other funds, the fund may invest a greater percentage of its total assets in a particular issuer, which subjects the fund to greater risk with respect to its portfolio securities.

    If you are a long-term, risk-oriented investor seeking a high level of current income and some appreciation potential, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal safety and liquidity, you should consider a money market fund. The fund should not represent your complete investment program or be used for short-term trading purposes.

FUND EXPENSES

    The numbers in Table 1 describe the fees and expenses that you may pay if you buy and hold shares in the fund. The expenses and fees set forth in the table are estimates for the first full fiscal year of the fund and are expressed as a percentage of estimated average daily net assets during such period.

TABLE 1 ANNUAL FUND OPERATING EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
    price).........................................................................        -0-%
  Maximum Deferred Sales Charge (Load).............................................        -0-%
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
    Distributions..................................................................        -0-%
  Redemption Fee*..................................................................        -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fee...................................................................       1.25%
  Distribution (12b-1) Fee.........................................................        .25%
  Other Expenses**.................................................................       1.16%
  Total Annual Fund Operating Expenses **..........................................       2.66%

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*   The fund imposes a $9.00 charge only on redemptions by wire transfer.

** Amount includes estimates of expenses for the first full fiscal year of the fund. CCM, which serves as the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2000. However, there is no guarantee that CCM, will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2000.

    Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front end sales charge.

    EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                                                                          INSTITUTIONAL SHARES
                                                                        -------------------------
1 Year*...............................................................          $     269
3 Years*..............................................................          $     826

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* CCM, the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund attributable to the Institutional Shares to 2.00% of average daily net assets until at least December 31, 2000. Based on CCM's voluntary expense limitation, the estimated expenses set forth in the table above would be $203 and $627 for the one year and three year periods, respectively.

                                  YOUR ACCOUNT

PURCHASING SHARES

    You may purchase institutional shares of the fund only through institutions such as broker-dealers, financial institutions, depository institutions, retirement plans and other financial intermediaries that act as institutional stockholders of record with respect to the fund. The fund may make institutional shares available to other investors in the future. Each institution separately determines the rules applicable to its customers that invest in institutional shares including minimum initial and subsequent investment requirements, and the procedures investors must follow to effect purchases, redemptions and exchanges of institutional shares.

    In order to invest in institutional shares in the fund, you must place an order with an institution. The institution is then responsible for prompt transmission of the order to the fund's transfer agent, as set forth below.

    Institutions can purchase institutional shares directly from the fund by mail, by telephone or by bank wire. There is no sales load in connection with the purchase of institutional shares. The fund requires a minimum initial investment in institutional shares of $25,000 with no minimum subsequent investment; however the fund does not require a minimum initial investment of qualified retirement plans. The fund reserves the right to vary the initial investment minimum and minimums for subsequent investments at any time.

    The following table presents some procedures institutions should know about when investing in institutional shares.

BY MAIL

    To make an initial investment, an institution should send the investment shares application and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

    DEM Multi-Manager Bond Fund Institutional Shares
    c/o First Data Investor Services Group, Inc.
    211 S. Gulph Road
    P.O. Box 61503
    King of Prussia, PA 19406

    To make a subsequent investment in an existing account, an institution should send the stub from its account statement and its check (drawn on a U.S. bank and payable in U.S. dollars) to:

    DEM Multi-Manager Bond Fund Institutional Shares
    c/o First Data Investor Services Group, Inc.
    P.O. Box 61767
    King of Prussia, PA 19406

    Please make your check payable to DEM Multi-Manager Bond Fund Institutional Shares.

BY WIRE

    To make a same day wire investment, and institution should call (800) 441-6580 by 12 noon (Eastern Time).

The following information will be required to open an account:

    - Name and address for account registration

    - Tax identification number

    - Amount of wire transfer

    - Name of bank

The institution should contact its bank with instructions to transmit funds to:

    Boston Safe Deposit & Trust
    ABA: #011001234
    Credit: (Insert Name of Fund)
    A/C: 000795
    FBO: "(Insert Shareholder name and new account number)

The institution's bank may charge a wire fee.

To open a new account, an institution should mail its completed application to The Chapman Funds, Inc.

REDEEMING SHARES

    You may redeem your institutional shares at any time by contacting the institution through which your institutional shares were purchased. Institutions are responsible for the prompt transmission of redemption requests to First Data Services, Inc. (the fund's transfer agent; First Data). Institutions can redeem institutional shares at any time by mail, telephone or by wire instructions (which must include the institution's name and account number.)

HOW YOU CAN RECEIVE PROCEEDS FROM A REDEMPTION

    If First Data receives an institution's request by 4 p.m. (Eastern Time) in correct form, proceeds are usually sent within one business day. Proceeds can be sent to institutions by mail or by wire. There is a $9.00 charge for redemptions by wire which is deducted from redemption proceeds.

    Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven days after the transfer agent receives an institution's sale request.

    If an institution redeems shares that have just been purchased and paid for by check, First Data will process the redemption request but will generally delay sending the proceeds for up to 15 days to allow the check to clear. This hold does not apply to certified and cashier's checks.

REDEMPTIONS OVER $250,000

    Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, an institution redeems more than $250,000, or its sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund's portfolio.

KEEPING AN ACCOUNT OPEN

    Due to the relatively high cost to a fund of maintaining small accounts, we ask institutions to maintain an account balance of at least $25,000. If an account balance is below $25,000, we have the right to close the account after giving the institution 60 days in which to increase the balance.

HOW AND WHEN SHARES ARE PRICED

    The share price (also called "net asset value" or "NAV") for the fund is generally calculated at 4 p.m. (Eastern Time) each day The New York Stock Exchange is open for business. To calculate the NAV of the institutional shares, the institutional shares' pro rata share of fund assets are valued and totaled, the institutional shares' pro rata share of fund liabilities are subtracted, and the balance, called net assets, is divided by the number of institutional shares outstanding. In general, the fund's assets are valued at their market price.

HOW YOUR PURCHASE OR REDEMPTION PRICE IS DETERMINED

    If First Data receives your request to purchase, redeem or exchange shares in the fund in the correct form by 4 p.m. (Eastern Time), your transaction will be priced at that day's NAV. If the transfer agent receives your request after 4 p.m., your transactions will be priced at the next business day's NAV.

NOTE: THE TIME AT WHICH TRANSACTIONS AND SHARES ARE PRICED AND THE TIME UNTIL
      WHICH ORDERS ARE ACCEPTED MAY BE CHANGED IN CASE OF AN EMERGENCY OR IF THE NEW YORK STOCK EXCHANGE CLOSES AT A TIME OTHER THAN 4 P.M.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Dividend distributions are reinvested in additional fund shares in your account unless you select another option on your investment application. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

    - The fund declares dividends daily to stockholders of record as of 12 noon (Eastern Time) on that day. The fund will also credit stockholders with a dividend on the business day on which a purchase order for the shares is effective, provided that you notify the fund of your intention to invest by 12 noon and the fund receives a wire payment by 4 p.m.

    - Fund shares will earn dividends through the date of redemption.

TAX INFORMATION

    You need to be aware of the possible tax consequences when:

    - You redeem fund shares, including an exchange from one fund to another

    - The fund makes a distribution to your account.

    TAXES ON REDEMPTIONS

    When you sell or redeem shares in the fund, you may realize a gain or loss. An exchange from the fund to another DEM fund is still a redemption for tax purposes.

    After the end of its tax year, the fund will send you Form 1099-B indicating the date and amount of each redemption made in the fund during the prior year. The fund will also report this information to the IRS.

    TAXES ON DISTRIBUTIONS

    Distributions are taxable whether reinvested in additional shares or received in cash. Dividends from the fund's long-term capital gains may qualify as capital gains and may be taxed at preferential income tax rates. Dividends from other sources are generally taxable as ordinary income.

    After the end of its tax year, the fund will send you Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. The fund will also report this information to the IRS. Distributions made by the fund are generally taxable to you for the year in which they were paid. Certain dividends paid in January, however, may be taxable as if they had been paid in the previous December.

                                   MANAGEMENT

THE INVESTMENT ADVISER

    CCM serves as the fund's investment adviser pursuant to an advisory and administrative services agreement with the fund. CCM was established in 1988 and is located at the World Trade Center -- Baltimore, 28th Floor, 401 East Pratt Street, Baltimore, Maryland 21202.

    CCM has overall responsibility for assets under management, provides overall investment strategies and programs for the fund, recommends new sub-advisers to the Board of Directors, allocates assets among existing sub-advisers, monitors and evaluates the performance of existing sub-advisers and manages short-term investments for the fund.

    CCM has been an investment adviser since 1988. CCM served as the investment adviser of DEM, Inc., a closed-end company, from 1995 until its dissolution in 1998 and currently serves as the investment adviser for The Chapman US Treasury Money Fund, DEM Equity Fund, DEM Index Fund, DEM Fixed Income Fund and DEM Multi-Manager Equity Fund, five other series of The Chapman Funds, Inc. DEM Fixed Income Fund and DEM Multi-Manager Equity Fund are not currently active. In addition, CCM serves as portfolio manager to private accounts. As of March 31, 1999, CCM had approximately $637 million in assets under management.

    Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of CCM since 1988, is primarily responsible for supervision of the performance of the sub-advisers and the fund's assets. Mr. Chapman is and has been the President and Chairman of the Board of Directors of the Company since its organization in 1988. Mr. Chapman founded The Chapman Co., the fund's distributor, in 1987 and has been President and Chairman of the Board since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the president of a brokerage and investment banking firm, he does not devote his full time to the management of the fund's portfolio.

THE MANAGEMENT FEE/EXPENSE REIMBURSEMENT

    The fund pays CCM an annual advisory fee of 1.25% of the fund's average weekly net assets and an administration fee of .15% of the fund's average weekly net assets. Both fees are calculated weekly and paid monthly. Amount includes estimates of expenses for the first full fiscal year of the fund.

    CCM has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2000.

PORTFOLIO MANAGEMENT/THE SUB-ADVISERS

    Under the DEM Multi-Manager strategy, the assets of the fund are managed by multiple sub-advisers selected by CCM. These sub-advisers enter into individual sub-advisory agreements with the fund. Each sub-adviser makes specific portfolio investments for that segment of the assets of the fund under its management in accordance with the fund's investment objectives and policies and the sub-adviser's investment approach and strategies. A sub-adviser may direct fund transactions to the fund's distributor, The Chapman Co. or a broker that is an affiliate of such sub-adviser.

    All sub-advisers recommended by CCM and approved by the Board of Directors must meet the DEM Profile. In determining whether a specific investment adviser is "controlled" by African Americans, Asian Americans, Hispanic Americans or women and therefore meets the DEM Profile, CCM applies one of the following criteria:

    - At least 10% of the investment adviser's outstanding voting securities must be beneficially owned by member of one or more of the listed groups, or

    - At least one of the investment adviser's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups

    The fund will seek to identify DEM Profile investment advisers through research by the CCM. Such research will include: requests to specific companies for details of their ownership and management; independent research for the details of ownership and management including personal visits and checks with government agencies for investment advisers that have registered as minority or women-owned business enterprises or are recognized as such by government agencies; reviews of business lists compiled by magazines and other publications which list DEM Profile companies; examination of investment advisers that generally market themselves as DEM Profile companies; and reviews of annual reports and other regulatory filings.

    After identifying investment advisers that fit the DEM Profile, CCM applies additional criteria in the selection and retention of sub-advisers, including:
(1) their historical performance records; (2) an investment approach that is distinct in relation to the approaches of the fund's other sub-advisers; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) the quality and depth of investment personnel; and (6) the ability of the sub-adviser to apply its approach consistently. The fund's sub-advisers may not necessarily exhibit all of these criteria to the same degree.

    From its own management fee, CCM pays each sub-adviser a monthly management fee of .35 of 1% of the value of the fund's average weekly net assets allocated to the sub-adviser during the preceding month payable monthly in arrears.

    The Board of Directors of the Company and the initial stockholder of the fund have approved sub-advisory agreements between the fund, CCM and each of the investment advisers listed below to serve as sub-advisers of the fund. CCM will allocate the fund's assets among these sub-advisers. In its discretion, CCM may allocate as much as 100 percent or as little as 0 percent of the fund's assets to any one sub-adviser.

    The fund and CCM are seeking an exemption from the SEC that will permit CCM to retain additional sub-advisers, terminate existing sub-advisers, and materially amend the sub-advisory agreements without stockholder approval. Such exemption request has been approved by the Board of Directors of the Company and the fund's sole stockholder. To the extent that the SEC grants the requested exemption, the fund will send its stockholders a notice to this effect and will supplement the prospectus and statement of additional information with information about new sub-advisers and changes in sub-advisory agreements. To the extent that the fund receives the requested exemption, the fund also anticipates that within ninety days of retaining a new sub-adviser or materially amending a sub-advisory agreement, it will give its stockholders written notice of such addition or material change.

    The current sub-advisers of the fund are as follows:

Hughes Capital Management, Inc.                      African-American/Women
315 Cameron Street
Alexandria, VA 22314

    Hughes Capital Management, Inc. was founded as a fixed income investment advisor in August 1993. The firm is dedicated exclusively to providing fixed income portfolio management and advisory services to private sector and public funds. Hughes has approximately $620 million in assets under management as of March 31, 1999. The portfolio managers assigned to the fund are Frankie D. Hughes, principal and Chief Investment Officer, who has over 18 years professional investment experience and Charles L. Curry, Jr., Portfolio Manager, who has 10 years of professional investment experience. Prior to forming Hughes Capital Management, Inc. in 1993, Ms. Hughes was Director of Asset Management and a member of the Investment Policy Committee for WR Lazard & Co. Prior to joining Hughes in April 1998, Mr. Curry was a member of a five-person investment team that managed a $5 billion total return bond portfolio at Sovran Capital Management, a wholly-owned subsidiary of NationsBank.

MDL Capital Management, Inc.                         African-American
225 Ross Street, 3(rd) Floor
Pittsburgh, PA 15219

    MDL Capital Management, Inc. was founded as a fixed income investment advisor in 1993 and has approximately $1.1 billion in assets under management as of March 31, 1999. MDL uses a disciplined team approach to actively manage its portfolios. Day to day management of the fund's assets assigned to MDL is the responsibility of MDL's investment committee.

NCM Capital Management Group, Inc.                   African-American
103 W. Main Street, Suite 400
Durham, NC 27701-3638

    NCM Capital Management Group, Inc. was founded in 1986, has been a fixed income investment advisor since 1987 and has approximately $4.5 billion in assets under management as of March 31, 1999. NCM provides equity, fixed income and balanced portfolio management services to over sixty-five clients representing all sectors of the institutional investment management industry, including acting as sub-advisor to investment companies registered under the Investment Company Act of 1940. The portfolio manager assigned to the fund is Paul Van Kampen, NCM's Director of Fixed Income, who has over four years experience with NCM Capital Management in providing fixed income investment advice. Prior to joining NCM, Mr. Van Kampen was Executive Director of Aon Advisors, Inc. for eight years.

Seix Investment Advisors, Inc.                       Hispanic/Women
300 Tice Boulevard
Wookcliff Lake

    Seix Investment Advisors, Inc. was founded as a fixed income investment advisor in 1992 and has approximately $3.7 billion in assets under management as of March 31, 1999. Seix is an opportunistic, bottom-up, value manager that invests in the U.S. fixed income market. Day to day management of the fund's assets assigned to Seix is the responsibility of Seix's investment committee.

DISTRIBUTION

    The Chapman Co., an affiliated broker-dealer of CCM and the fund, distributes (sells) shares of the fund and all other DEM funds.

    The fund has adopted a plan under rule 12b-1 of the Investment Company Act of 1940 pursuant to which the fund pays The Chapman Co. a service fee and a distribution fee to cover the sale of its shares and for services provided to stockholders. The 12b-1 fee paid by the fund is detailed in the Fund Expenses section of this prospectus.

BROKERAGE

    In placing portfolio trades, CCM and the sub-advisers may use The Chapman Co., or a broker-dealer affiliated with one or more sub-advisers, but only when CCM or the sub-advisers believe no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

STOCKHOLDER SERVICES

    First Data serves as the fund's transfer and dividend paying agent and accounting agent and provides shareholder services, including record-keeping, and statements, distribution of dividends and processing of purchase and redemption requests. Stockholder inquiries should be addressed to First Data at 211 S. Gulph Rd., P.O. Box 61503, King of Prussia, Pennsylvania 61503 or (800) 441-6580.

CUSTODIAN

    UMB Bank, N.A., 928 Grand Avenue, Kansas, Missouri 64141-6226, serves as custodian for the fund's portfolio securities.

                               INVESTMENT PROGRAM

    This section takes a detailed look at some of the types of securities the fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the Statement of Additional Information.

TYPES OF PORTFOLIO SECURITIES

    Under normal circumstances, the fund will invest at least 65% of the value of its non-cash total assets in corporate income securities. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" and up to 20% of its net assets in equity securities. While the fund intends to concentrate on publicly-traded securities, the fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include those securities that are illiquid because they have no readily available market or because they are restricted securities under Rule 144 of the Securities Act of 1933. The fund may also invest up to 10% of its total assets in private venture capital funds, including United States limited partnerships or other investment funds that themselves invest in illiquid securities. This 10% investment limitation is part of the 15% investment limitation that applies to illiquid securities in general.

    For temporary defensive purposes in attempting to respond to adverse market, economic, political, or other conditions, the fund may invest some or all of its assets in cash or investment-grade short-term debt securities. Such investment practices are inconsistent with the fund's principal investment strategies and, to the extent it implements such practices, the fund may not achieve its investment objectives.

    DEBT SECURITIES

    Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

    U.S. Government Securities are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.

    Asset-Backed Securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

    Mortgage securities include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their prices highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

    Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

    EQUITY SECURITIES

    Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a portfolio company's financial condition and on overall market and economic conditions. The prices of smaller capitalization companies are especially sensitive to these factors.

TYPES OF MANAGEMENT PRACTICES

    BORROWING MONEY AND PLEDGING ASSETS

    The fund can borrow up to 33 1/3% of the value of net assets (excluding such borrowings) from banks to take advantage of investment opportunities and may pledge up to 33 1/3% of net assets (excluding such borrowings) to secure such borrowings. The fund may also borrow an additional 5% of net assets (excluding such borrowings) without regard to the 33 1/3% limitation for bank borrowings for temporary purposes such as clearance of portfolio transactions and share redemptions.

    The use of borrowings by the fund may involve leverage that creates an opportunity for increased net income, but also creates special risks. In particular, if the fund borrows or otherwise uses leverage to invest in securities, any investment gains made on the securities in excess of interest or other amounts paid by the fund will cause the net asset value of the fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on borrowed money) to the fund, the net asset value of the fund's shares will decrease faster than would otherwise be the case.

    SECURITIES LENDING/REPURCHASE AGREEMENTS

    The fund may use various investment techniques for hedging, risk management and other investment purposes. These techniques may include, but are not limited to lending portfolio securities and entering into repurchase agreements. The fund may invest up to 20% of its net assets pursuant to such techniques.

    OPTIONS

    Options (a type of potentially high-risk derivative) give the fund the right (where the fund purchases the option), or the obligation (where the fund writes (sells) the option), to buy or sell an asset at a predetermined price in the future. A covered call option is a call option with respect to which the fund owns the underlying security. A put option is covered when, among other things, cash or liquid securities are placed in a segregated account with the fund's custodian to fulfill the obligation undertaken. The total market value of securities against which the fund writes call or put options may not exceed 15% of its total assets. The fund will not commit more than 15% of its net assets to premiums when purchasing call or put options. Options may not always be successful hedges and their prices can be highly volatile.

OTHER INVESTMENT LIMITATIONS

    The following paragraphs describe additional investment policies and limitations to which the fund adheres.

    In order to change the investment policies and limitations set forth below, as well as the investment objectives of the fund, which are designated as "fundamental policies," the fund must obtain stockholder approval. In general, the fund will not:

    - Issue senior securities, borrow money or pledge its assets, except that the fund may borrow from banks in amounts aggregating not more than 33 1/3%of the value of its net assets (excluding such borrowings), and may pledge up to 33 1/3% of its net assets (excluding such borrowings) to secure such borrowings, and the fund may borrow an additional 5% of its net assets for temporary purposes.

    - Engage in the business of underwriting securities issued by other persons except that to the extent that the fund purchases or sells illiquid securities or private funds, the fund may be deemed to be an underwriter under the federal securities laws.

    - Concentrate investments in particular industries (for purposes of determining concentration in an industry, the fund's policy is to limit its investment in any one industry to no more than 25% of the value of its assets).

    - Engage in the purchase and sale of real estate, except that the fund may purchase and sell debt, debt securities and other instruments that are secured by real estate and real estate acquired as a result of foreclosure upon such instruments.

    - Purchasing or selling commodities, except that the fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of the fund's net assets are required as margin deposit for futures contracts and not more than 15% of the fund's net assets are invested in futures and options at any time.

    - Lend money; however, the fund may purchase qualified (publicly distributed bonds, debentures or other securities) debt obligations, enter into repurchase agreements and lend its portfolio securities consistent with the fund's investment objectives.

    The fund also follows certain investment policies which can be changed without stockholder approval. However, significant changes are discussed with stockholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

    PORTFOLIO TURNOVER

    The fund generally purchases securities with the intention of holding them for investment; however, when market conditions or other circumstances warrant, the fund may purchase and sell securities without regard to the length of time held. Due to the nature of the fund's investment program, the fund's portfolio turnover rate may exceed 100%. Although the fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%. A high turnover rate may increase transaction costs and result in additional taxable gains.

THE YEAR 2000 PROCESSING ISSUE

    Many computer programs use two digits rather than four to identify the year. Unless adapted, these programs will not correctly handle the change from "99" to "00" on January 1, 2000 and will not be able to perform necessary functions. The Year 2000 issue affects virtually all companies and organizations, including mutual funds and their investment advisers.

    CCM is taking steps intended to ensure that its major computer systems and processes are capable of Year 2000 processing, including assessing, testing and modifying its own systems and confirming that its and the fund's service providers are Year 2000 compliant. CCM is also preparing a contingency plan intended to ensure that third party noncompliance will not materially affect the operations of CCM or the fund.

    Companies, organizations, governmental entities and markets in which the funds invest will be affected by the Year 2000 issue, but at this time, we cannot predict the degree of impact. To the extent the effect is negative, the fund's returns could be adversely affected.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    A Statement of Additional Information which contains additional information about the funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. To obtain free copies of this document, call (800) 752-1013. For stockholder inquiries, call The Chapman Co. at (800) 752-1013 or First Data Services, Inc. at (800) 441-6580.

    Fund reports and Statements of Additional Information are also available from the Securities and Exchange Commission by calling (800) SEC-0330 or by writing the SEC's Public Reference Section, Washington, D.C. 20549-6009 (you will be charged a duplicating fee); by visiting the SEC's public reference room; or by consulting the SEC's web site at www.sec.gov.

                            ------------------------

                        THE
                        CHAPMAN
           [LOGO]       FUNDS
                        A MEMBER OF THE
                        CHAPMAN GROUP

                        World Trade Center -- Baltimore

                      401 East Pratt Street, 28(th) Floor
                           Baltimore, Maryland 21202
                                 (800) 752-1013
                                www.demdata.com

                           1940 ACT FILE NO. 811-5697

                                     [LOGO]

                               DEM MULTI-MANAGER
                                   BOND FUND
                              INSTITUTIONAL SHARES

                              A DOMESTIC EMERGING
                               MARKETS INVESTMENT
                                  OPPORTUNITY

                             ---------------------

                                   PROSPECTUS

                             ---------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    PRELIMINARY

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 15, 1999

                             THE CHAPMAN FUNDS, INC.

                           DEM MULTI-MANAGER BOND FUND
                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                         World Trade Center - Baltimore
                        401 East Pratt Street, 28th Floor
                            Baltimore, Maryland 21202
                        (410) 625-9656 or (800) 752-1013



This Statement of Additional Information of the DEM Multi-Manager Bond Fund (the "Fund") is not a prospectus and is only authorized for distribution when preceded or accompanied by a Fund prospectus dated [ ], 1999 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Fund's distributor, The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling (410) 625-9656 or (800) 752-1013.


                                    CONTENTS


------------------------------------------------------- -----------------------------------------------------
Investment Objectives
         And Policies               B-2                 Taxation                            B-24
------------------------------------------------------- -----------------------------------------------------
Investment Program                  B-3                 Capital Stock                       B-26
------------------------------------------------------- -----------------------------------------------------
Management                          B-11                Performance Information             B-27
------------------------------------------------------- -----------------------------------------------------
Purchase of Shares                  B-22                Counsel to the Company              B-30
------------------------------------------------------- -----------------------------------------------------
Redemption of Shares                B-22                Independent Auditors                B-30
------------------------------------------------------- -----------------------------------------------------
Portfolio Transactions              B-23                Financial Statements                B-30
------------------------------------------------------- -----------------------------------------------------


Domestic Emerging Markets(R) and DEM(R) are registered trademarks and the stylized C-Eagle Logo(TM), DEM Profile(TM), DEM Universe(TM), DEM Company(TM) DEM Index(TM) and DEM Multi-Manager(TM) are trademarks of Nathan A. Chapman, Jr.

               A DOMESTIC EMERGING MARKETS INVESTMENT OPPORTUNITY

THIS REGISTRATION STATEMENT AND THE INFORMATION CONTAINED HEREIN ARE SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY AN OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. UNDER NO CIRCUMSTANCES SHALL THIS REGISTRATION STATEMENT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                        INVESTMENT OBJECTIVE AND POLICIES


         The Fund is a series of The Chapman Funds, Inc., an open-end management investment company, known as a "series fund" (the "Company"; the Fund and each other series of the Company are herein referred to as a "Series"). The Fund is considered non-diversified under the Investment Company Act of 1940 (the "1940 Act").

         The Fund seeks high current income with the potential for capital appreciation through investment in income securities such as preferred stock, bonds, debentures, notes, and other similar securities of companies identified through the Company's domestic emerging markets or DEM Multi-Manager strategy. Under the DEM Multi-Manager strategy, the assets of the fund are managed by multiple sub-advisers selected by the fund's investment adviser, Chapman Capital Management, Inc. ("CCM"). Such sub-advisers must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. The fund's portfolio will have no maturity restrictions and the average portfolio maturity will be in the judgement of the fund's sub-advisers. The fund may invest up to 35% of its net assets in lower grade fixed income securities commonly referred to as "junk bonds" which involve a high degree of risk and are predominantly speculative. The Company also may utilize leverage. For temporary defensive purposes, the fund may invest some or all of its assets in cash or money market instruments.

         The Fund's principal investment objective of high current income with the potential for capital appreciation through investment in income securities identified through the DEM Multi-Manager strategy is not a "fundamental policy" of the Fund (as described below) and can therefore be changed by the Company's Board of Directors without stockholder approval. Except for the matters specified under "Investment Limitations" in the Prospectus and under "Fundamental Policies" in this Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders. Each of the Fund's fundamental polices may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented.

         The following information supplements the discussion of the investment policies of the Fund found in the Prospectus.

                               INVESTMENT PROGRAM

         Set forth below is additional information about certain of the investments described in the Fund's Prospectus.

TYPES OF PORTFOLIO SECURITIES

         NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market and securities that are restricted securities as defined in Rule 144 under the Securities Act ("Illiquid Securities"). Illiquid Securities include securities which have not been registered under the Securities Act of 1933, sometimes referred to as private placements, and are purchased directly from the issuer or in the secondary market. The Fund will seek to invest in the securities of private companies that CCM believes have the potential for above average capital appreciation, in anticipation of their initial public offering. To the extent that the Fund is permitted to invest in Illiquid Securities, the Fund may be deemed to act as an underwriter to portfolio companies.

         Investment companies do not typically hold a significant amount of restricted securities or other Illiquid Securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other Illiquid Securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also be required to register Illiquid Securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

         Although the Fund's management believes that investments in Illiquid Securities offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain their competitive positions, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

         PRIVATE FUNDS. As an alternative to direct investments in Illiquid Securities, the Fund may invest up to 10% of its total assets in private venture capital funds including United States private limited partnerships or other investment funds ("Private Funds") that themselves invest in Illiquid Securities. Although investments in Private Funds offer the opportunity for significant capital gains, these investments involve a high degree of business and financial risk that can result in substantial losses in the portion of the Fund's portfolio invested in these investments. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operation results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources or more extensive development, manufacturing, distribution or other attributes, over which the Fund will have no control.

         Interests in the Private Funds in which the Fund may invest will be subject to substantial restrictions on transfer and, in some instances, may be non-transferable for a period of years. Private Funds may participate in only a limited number of investments and, as a consequence, the return of a particular Private Fund may be substantially adversely affected by the unfavorable performance of even a single investment. Certain of the Private Funds in which the Fund may invest may pay their investment managers a fee based on the performance of the Private Fund, which may create an incentive for the manager to make investments that are riskier or more speculative than would be the case if the manager was paid a fixed fee. Private Funds are not registered under the 1940 Act and, consequently, are not subject to the restrictions on affiliated transactions and other protections applicable to regulated investment companies. The valuation of companies held by Private Funds, the securities of which are generally unlisted and illiquid, may be very difficult and will often depend on the subjective valuation of the managers of the Private Funds, which may prove to be inaccurate. Inaccurate valuations of a Private Fund's portfolio holdings may affect the Fund's net asset value calculations.

         To the extent that these Private Funds are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be further limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of total assets with respect to any one investment company and, (iii) 10% of the Fund's total assets in the aggregate. The securities of Private Funds will typically themselves be classified as Illiquid Securities by the Board of Directors. Accordingly, the Fund's total investment in Illiquid Securities, including Private Funds, is limited to 15% of the Fund's net assets with no more than 10% of the Fund's total assets invested in Private Funds.

         OPTIONS TRANSACTIONS. The Fund may invest up to 15% of its net assets, represented by the premium paid, in the purchase of call and put options in respect of specific securities in which the Fund may invest. The Funds may write covered call and put option contracts to the extent of 15% of the value of its net assets at the time such option contracts are written. The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when CCM expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when CCM expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when CCM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

         So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         While it may choose to do otherwise, the Fund generally will purchase or write only those options for which CCM believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange or the Nasdaq National Market and the securities underlying covered call options written by the Fund as Illiquid Securities subject to the Fund's investment limitation on Illiquid Securities.

         REPURCHASE AGREEMENTS AND LOANS OF SECURITIES. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of CCM unless the Fund applies for and receives specific authority to do so from the Securities and Exchange Commission (the "SEC"). The Fund's loans of securities are collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

         By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The portfolio adheres to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the Fund's right to vote the securities. Up to 20% of the Fund's net assets may be invested pursuant to such techniques for hedging and risk management purposes or when, in the opinion of CCM, such techniques can be expected to yield a higher investment return than other investment options.

         The Fund may enter into repurchase agreements pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Fund to keep its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit. The Board of Directors has established procedures, which it periodically reviews, pursuant to which CCM monitors the creditworthiness of the dealers and banks with which the Fund enters into repurchase agreement transactions.

FUNDAMENTAL POLICIES

         The following investment restrictions are fundamental and cannot be changed without the approval of holders of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented. The Fund's investment policies that are not designated fundamental policies may be changed by the Board of Directors without stockholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Fund. The investment policies adopted by the Fund prohibit the Fund from:

         (1) Issuing senior securities, borrowing money or pledging its assets, except that: (i) the Fund may borrow from banks in amounts aggregating not more than 33 1/3% of the value of the Fund's net assets (excluding such borrowings ) (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its net assets (excluding such borrowings) to secure such borrowings; and (ii) the Fund may borrow an additional 5% of its net assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share redemptions.

         (2) Engaging in the business of underwriting securities issued by other persons, except that to the extent the Fund is permitted to invest in Illiquid Securities or Private Funds (currently, the Fund may not invest more than 15% of its net assets in Illiquid Securities), the Fund may be deemed to act as an underwriter to portfolio companies.

         (3) Concentrating investments in particular industries. The Fund's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry.

         (4) Engaging in the purchase and sale of real estate or real estate mortgage-backed securities, except that the Fund may purchase and sell debt, debt securities and other instruments that are secured by real estate and real estate acquired as a result of foreclosure upon such instruments.

         (5) Purchasing or selling commodities or commodities contracts except that the Fund may enter into futures contracts and options thereon and may invest in index futures contracts, and options on index futures contracts to the extent that not more than 5% of the Fund's net assets are required as margin deposit for futures contracts and not more than 15% of the Fund's net assets are invested in futures and options at any time.

         (6) Making loans to others, except through the purchase of qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Fund's investment objectives and policies.

OTHER INVESTMENT POLICIES

         The policy of the Fund is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of CCM, such investment is deemed advisable. This policy of the Fund, which is established by the Board of Directors, is subject to change without stockholder approval.

PORTFOLIO TURNOVER

         The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

         As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold. To the extent that its portfolio is traded for the short-term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer's stock instead of long-term investments. Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Although the Fund cannot accurately predict its turnover rate for future years, it anticipates that its annual portfolio turnover will not exceed 200%.

                                   MANAGEMENT

BOARD OF DIRECTORS

         The Fund is managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between the Fund and other Series of the Company and between the Fund and persons who furnish services to the Fund, including the Fund's agreements with CCM, The Chapman Co., the Funds' distributor, and the sub-advisers. The Board of Directors delegates to the Company's officers and CCM responsibility for day-to-day operations of the Fund. All of the officers of the Company are directors, officers or employees of CCM or The Chapman Co.

         The directors and officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by asterisk.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                       POSITION HELD WITH THE COMPANY     PRINCIPAL OCCUPATION(S) DURING
NAME AND ADDRESS                              AGE                                         PAST 5 YEARS
--------------------------------------------- -------- ---------------------------------- ----------------------------------

Nathan A. Chapman, Jr.*                       41       President, Director and Chairman   President and Director since
World Trade Center - Baltimore                         of the Board                       1986 of The Chapman Co.
401 East Pratt Street, 28th Floor                                                         President and Director since
Baltimore, Maryland 21202                                                                 1988 of Chapman Capital
                                                                                          Management, Inc. President and
                                                                                          Director of Chapman Holdings,
                                                                                          Inc. since 1997.  President and
                                                                                          Director of Chapman Capital
                                                                                          Management Holdings, Inc. since
                                                                                          1998.
----------------------------------------------------------------------------------------------------------------------------

                                      B-7


--------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                       POSITION HELD WITH THE COMPANY     PRINCIPAL OCCUPATION(S) DURING
NAME AND ADDRESS                              AGE                                         PAST 5 YEARS
--------------------------------------------- -------- ---------------------------------- ----------------------------------
Dr. Glenda Glover                             46       Director                           Dean of School of Business,
World Trade Center - Baltimore                                                            Jackson State University since
401 East Pratt Street, 28th Floor                                                         1994.  Chairperson of Accounting
Baltimore, Maryland 21202                                                                 Department, Howard University
                                                                                          from 1990 through 1994.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
Dr. Benjamin Hooks*                           74       Director                           Senior  Vice   President  of  The
World Trade Center - Baltimore                                                            Chapman    Co.     since    1993.
401 East Pratt Street, 28th Floor                                                         Executive  Director  of the NAACP
Baltimore, Maryland 21202                                                                 from 1977 to 1993.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
James B. Lewis                                51       Director                           City Administrator, City of Rio
World Trade Center - Baltimore                                                            Rancho, NM since March 1996.
401 East Pratt Street, 28th Floor                                                         Chief Clerk-State Corporation
Baltimore, Maryland 21202                                                                 Commission of New Mexico from
                                                                                          1995 to 1996.  Chief of Staff,
                                                                                          Office of the Governor of New
                                                                                          Mexico from 1991 to 1995.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
Wilfred Marshall                              63       Director                           Principal, Marshall Enterprises
World Trade Center - Baltimore                                                            since 1994.   Director, Mayor's
401 East Pratt Street, 28th Floor                                                         Office of Small Business
Baltimore, Maryland 21202                                                                 Assistance - City of Los Angeles
                                                                                          1981 to 1994.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
David Rivers                                  55       Director                           Director of Community
World Trade Center - Baltimore                                                            Development Medical University
401 East Pratt Street, 28th Floor                                                         of South Carolina Environmental
Baltimore, Maryland 21202                                                                 Hazards Assessment Program since
                                                                                          1994; President, Research
                                                                                          Planning and Management from
                                                                                          1991 to 1994.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
Lottie H. Shackelford *                       58       Director                           Executive Vice President of
World Trade Center - Baltimore                                                            Global USA since 1994. City
401 East Pratt Street, 28th Floor                                                         Director of Little Rock,
Baltimore, Maryland 21202                                                                 Arkansas, 1978 to 1992. Director
                                                                                          of Chapman Holdings, Inc. since
                                                                                          1998.

--------------------------------------------- -------- ---------------------------------- ----------------------------------
Ronald A. White                               49       Director                           Senior Partner, Ronald A. White,
World Trade Center - Baltimore                                                            P.C., since 1982.
401 East Pratt Street, 28th Floor
Baltimore, Maryland 21201

--------------------------------------------- -------- ---------------------------------- ----------------------------------

                                      B-8


--------------------------------------------- -------- ---------------------------------- ----------------------------------
                                                       POSITION HELD WITH THE COMPANY     PRINCIPAL OCCUPATION(S) DURING
NAME AND ADDRESS                              AGE                                         PAST 5 YEARS
--------------------------------------------- -------- ---------------------------------- ----------------------------------
Earl U. Bravo, Sr.                            51       Secretary and Assistant Treasurer  Secretary and Assistant
World Trade Center - Baltimore                                                            Treasurer since 1997 of The
401 East Pratt Street, 28th Floor                                                         Chapman Co.  Senior Vice
Baltimore, Maryland 21202                                                                 President, Secretary, Assistant
                                                                                          Treasurer and Director of
                                                                                          Chapman Holdings, Inc. since
                                                                                          1997.  Vice President,
                                                                                          Secretary, Assistant Treasurer
                                                                                          and Director of Chapman Capital
                                                                                          Management Holdings, Inc. since
                                                                                          1998.  Mr. Bravo has been
                                                                                          employed in various senior
                                                                                          executive positions with The
                                                                                          Chapman Co. and Chapman Capital
                                                                                          Management, Inc. since 1990
--------------------------------------------- -------- ---------------------------------- ----------------------------------
M. Lynn Ballard                               56       Treasurer and Assistant Secretary  Treasurer and Assistant
World Trade Center - Baltimore                                                            Secretary since 1997 of The
401 East Pratt Street, 28th Floor                                                         Chapman Co.  Treasurer and
Baltimore, Maryland 21202                                                                 Assistant Secretary of Chapman
                                                                                          Holdings, Inc. since 1997 and
                                                                                          Chapman Capital Management
                                                                                          Holdings, Inc. since 1998.  Ms.
                                                                                          Ballard has been employed as a
                                                                                          senior financial executive of
                                                                                          The Chapman Co. and Chapman
                                                                                          Capital Management, Inc. since
                                                                                          1990.
--------------------------------------------- -------- ---------------------------------- ----------------------------------

         The Company pays directors who are not officers of the Company a fee of $1,000 for each Board of Directors meeting attended and reimburses each such director for all out-of-pocket expenses relating to the attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE--FISCAL YEAR 1998


----------------------------------- ------------------- ------------------------ ------------------- ------------------------
                                                        RETIREMENT OR PENSION                        TOTAL COMPENSATION
                                    AGGREGATE           BENEFITS ACCRUED AS      ESTIMATED ANNUAL    FROM COMPANY AND FUND
NAME OF PERSON/                     COMPENSATION FROM   PART OF COMPANY          BENEFITS UPON       COMPLEX (2 COMPANIES)
POSITION                            COMPANY             EXPENSES                 RETIREMENT          PAID TO DIRECTORS
----------------------------------- ------------------- ------------------------ ------------------- ------------------------

Nathan A. Chapman, Jr.              None                None                     None                None
President, Director, Chairman of
the Board

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
Dr. Glenda Glover                   $3,000              None                     None                $6,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
Dr. Benjamin Hooks                  $5,000              None                     None                $7,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
James Lewis                         $4,000              None                     None                $8,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
Wilfred Marshall                    $5,000              None                     None                $5,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
Lottie Shackelford                  $5,000              None                     None                $9,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
Ronald A. White                     $3,000              None                     None                $5,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------
David Rivers                        $5,000              None                     None                $5,000
Director

----------------------------------- ------------------- ------------------------ ------------------- ------------------------


         Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

         For so long as the Distribution Agreement and comparable distribution agreements pertaining to other Series of the Company remain in effect, the directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the directors who are not "interested persons" of the Company.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding shares of the Fund as of March 31, 1999 and the ownership of all directors and executive officers of the Company as a group.


------------------------------------------------------------ ------------------- --------------------- -------------
NAME AND ADDRESS OF BENEFICIAL OWNER                           TOTAL INVESTOR    TOTAL INSTITUTIONAL
                                                                   SHARES               SHARES              %
------------------------------------------------------------ ------------------- --------------------- -------------

CHAPMAN CAPITAL MANAGEMENT, INC.(1)                                  1                    1                100%
(a Washington, DC corporation)
World Trade Center - Baltimore
401 East Pratt Street, 28th Floor
Baltimore, Maryland  21202

------------------------------------------------------------ ------------------- --------------------- -------------
CHAPMAN CAPITAL MANAGEMENT HOLDINGS, INC.(2)                         1                    1                100%
(a Maryland corporation)
World Trade Center - Baltimore
401 East Pratt Street, 28th Floor
Baltimore, Maryland  21202

------------------------------------------------------------ ------------------- --------------------- -------------
NATHAN A. CHAPMAN, JR.(2)                                            1                    1                100%
Chapman Capital Management Holdings, Inc.
World Trade Center - Baltimore
401 East Pratt Street, 28th Floor
Baltimore, Maryland  21202

------------------------------------------------------------ ------------------- --------------------- -------------
All current Directors and executive officers as a group              1                    1                100%

------------------------------------------------------------ ------------------- --------------------- -------------

-------------------
(1)      The shares of Common Stock are owned beneficially and of record.
(2)      The shares of Common Stock are owned beneficially but not of record.

         Because the Investment Adviser, Chapman Capital Management, Inc., owns in excess of 25% of the issued and outstanding Common Stock of the Fund as of March 31, 1999, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

         The Investment Adviser is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc. is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of the Investment Adviser.

THE INVESTMENT ADVISER

         CCM has been retained under an advisory and administrative services agreement to provide investment advice and, in general, to conduct the management and investment program of the Fund in accordance with the Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. CCM was established in 1988 and is located at the World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

         CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc., which is structured as a holding company of CCM. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940
Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of CCM.

         The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of CCM:


---------------------------------- ----------------------------------- --------------------------------------
NAME                               POSITION WITH CCM                   POSITION WITH COMPANY
---------------------------------- ----------------------------------- --------------------------------------

Nathan A. Chapman, Jr.             President and Director              President, Director and Chairman of
                                                                       the Board

---------------------------------- ----------------------------------- --------------------------------------
Earl U. Bravo, Sr.                 Secretary and Assistant Treasurer   Secretary and Assistant Treasurer


---------------------------------- ----------------------------------- --------------------------------------
M. Lynn Ballard                    Treasurer and Assistant Secretary   Treasurer and Assistant Secretary

---------------------------------- ----------------------------------- --------------------------------------

         CCM has overall responsibility for assets under management, provides overall investment strategies and programs for the Fund, recommends sub-advisers, allocates assets among the sub-advisers, monitors and evaluates sub-advisers' performance and manages short-term investments for the Fund. The Fund's assets are managed by sub-advisers who enter into sub-advisory agreements with the Fund. CCM receives from the Fund an advisory fee at an annual rate of 1.25% of the value of the Fund's average weekly net assets during the preceding month payable monthly in arrears and an administration fee of .15 of 1% of the Fund's average weekly net assets during the preceding month payable monthly in arrears that is allocated to the Investor Shares and Institutional Shares on the basis of the net asset value of the Fund attributable to each such class. CCM pays all sub-advisory fees from its advisory fee.

         CCM has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Institutional Shares, to 2.00% of average daily net assets until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses attributable to the Institutional Shares beyond December 31, 2000.

         CCM has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Investor Shares, to 3.00% of average daily net assets until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses attributable to the Investor Shares beyond December 31, 2000.

         In connection with the provision of advisory services, CCM will supervise a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. Further, CCM will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of the Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. CCM will pay for its own costs in providing the above listed services.

         CCM will place orders for the purchase and sale of short-term investments and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. CCM will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request.

THE SUB-ADVISERS

         The Fund employs several sub-advisers to manage the Fund's assets on a day-to-day basis. In connection with the provision of sub-advisory services, each sub-adviser will conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets allocated to such sub-adviser in accordance with the Fund's investment objectives and policies and the sub-adviser's investment approach and strategies. The sub-advisers will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., the Company's Distributor, and broker or dealer affiliates of sub-advisers of the Fund, in accordance with the Company's policies and restrictions regarding brokerage allocations. The sub-advisers will furnish to CCM and the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as CCM or the Company may reasonably request.

         All sub-advisers must meet the DEM Profile which includes only those companies that are controlled by African Americans, Asian Americans, Hispanic Americans or women that are located in the United States and its territories. In determining whether a specific investment adviser is "controlled" by African Americans, Asian Americans, Hispanic Americans or women and therefore meets that DEM Profile, CCM will apply the following criteria: at least 10% of the investment adviser's outstanding voting securities must be beneficially owned by members of one or more of the listed groups and at least one of the investment adviser's top three executive officers (Chairman, Chief Executive Officer or President) must be a member of one or more of the listed groups.

         After identifying sub-advisers that satisfy the DEM criteria, CCM applies additional criteria in the selection and retention of sub-advisers, including: (1) historical performance; (2) investment approaches that are distinct from the approaches of the Fund's other sub-advisers; (3) consistent performance in the context of the markets and preservation of capital in declining markets; (4) organizational stability and reputation; (5) quality and depth of investment personnel; and (6) ability to apply an investment approach consistently. Each sub-adviser will not necessarily exhibit all of these criteria to the same degree.

         CCM (not the Fund) pays each sub-adviser a monthly management fee of .35 of 1% of the value of the Fund's average weekly net assets under the sub-adviser's management during the preceding month payable monthly in arrears.

         The current sub-advisers of the fund are as follows:

------------------------------------------- ------------------------------------
Hughes Capital Management, Inc.             African-American/Women
2001 Pennsylvania Avenue, NW
Washington DC  20006
------------------------------------------- ------------------------------------

         Because Ms. Frankie Hughes beneficially owns 100% of the outstanding equity securities of Hughes Capital Management, Inc. she is controls Hughes Capital. Ms. Hughes is the President and Chief Investment Officer of Hughes Capital and has 18 years of professional investment experience.

------------------------------------------- ------------------------------------
MDL Capital Management, Inc.                African-American
225 Ross Street--Third Floor
Pittsburgh, PA  15219
------------------------------------------- ------------------------------------

         Because Mr. Mark Lay beneficially owns over 25% of the outstanding equity securities of MDL Capital Management, Inc., he is presumed to control MDL. Mr. Lay is the Chairman, Chief Executive Officer and Fixed Income Portfolio Manager of MDL.

------------------------------------------- ------------------------------------
NCM Capital Management Group, Inc.          African-American
103 West Main Street
Durham, NC  27701-3638
------------------------------------------- ------------------------------------

         NCM Capital Management Group, Inc. is a subsidiary of by Sloan Financial Group a financial holding company. Because Maceo K. Sloan, Chairman, President and Director of NCM and Justin F. Beckett, Executive Vice President of NCM each beneficially owns over 25% of the outstanding equity securities of Sloan Financial Group they are presumed to control Sloan Financial Group and NCM Capital.

------------------------------------------- ------------------------------------
Seix Investment Advisors, Inc.              Hispanic/Women
388 Market Street, Suite 500
San Francisco, CA  94111
------------------------------------------- ------------------------------------

         Because Christina Seix beneficially owns 74% of the outstanding equity securities of Seix Investment Advisors, Inc. she is presumed to control Seix. Ms. Seix is the Chairman and Chief Investment Officer of Seix.

         The Board of Directors of the Company and the initial stockholder of the Fund have approved sub-advisory agreements between the Fund, CCM and each of the investment advisers listed above to serve as sub-advisers of the Fund. See "MANAGEMENT--The Sub-Advisers" in the Prospectus. CCM will allocate the Fund's assets among these sub-advisers. In its discretion, the CCM may allocate as much as 100 percent or as little as 0 percent of the Fund's assets to any one sub-adviser.

         The Fund and CCM are seeking an exemption from the SEC that will permit CCM to retain additional sub-advisers, terminate existing sub-advisers, and materially amend the sub-advisory agreements without stockholder approval. To the extent that the SEC grants the requested exemption, the Fund will send its stockholders a notice to this effect and will supplement its Prospectus and Statement of Additional Information with information about new sub-advisers and changes in sub-advisory agreements. To the extent that the Fund receives the requested exemption, the Fund also anticipates that within ninety days of retaining a new sub-adviser or materially amending a sub-advisory agreement, it will give its stockholders written notice of such addition or material change.

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

         The Chapman Co., the Fund's distributor, is a registered broker-dealer and member of the NASD. The Chapman Co. is located at World Trade Center-Baltimore, 28th Floor, Baltimore, Maryland 21202. The Chapman Co. has been retained under a distribution agreement (the "Distribution Agreement") to undertake the sale, on a continuous basis as agent, of the Fund's shares. The offering of the Fund's shares is continuous.

         The Chapman Co. acts as exclusive underwriter to the Fund on a best efforts basis.

         INVESTOR SHARES

         The Chapman Co. is compensated through the payment of a front-end load of up to 4 3/4% of the offering price on the sale of Investor Shares and pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Investor Shares (the "Investor Shares Distribution Plan"). The Chapman Co. receives a fee under the Investor Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .75% (up to .25% administrative fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Chapman Co. has voluntarily limited such fee to an aggregate of .50% (.25% service fee and .25% distribution fee) of average daily net assets until at least October 31, 2000. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond October 31, 2000.

         The Chapman Co. will be paid fees under the Investor Shares Distribution Plan to compensate The Chapman Co. or enable The Chapman Co. to compensate other persons, ("Service Providers"), including any other distributor of the Investor Shares, for providing: (i) services primarily intended to result in the sale of the Investor Shares ("Distribution Services") and (ii) stockholder servicing, administrative and accounting services ("Administrative Services" and collectively with Distribution Services, "Services"). Distribution Services may include, but are not limited to: the printing and distribution to prospective investors in the Investor Shares of prospectuses and statements of additional information describing the Fund; the preparation, including printing, and distribution of sales literature, reports and media advertisements relating to the Investor Shares; providing telephone services relating to the Fund; distributing the Investor Shares; costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Distribution Services in accordance with the Plan, The Chapman Co. is expressly authorized (i) to make, or cause to be made, payments reflecting an allocation of overhead and other office expenses related to providing Services; (ii) to make, or cause to be made, payments, or to provide for the reimbursement of expenses of, persons who provide support services in connection with the distribution of the Investor Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Service; and (iii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services. Administrative Services may include, but are not limited to, (i) responding to inquiries of prospective investors regarding the Fund; (ii) services to holders of Investor Shares not otherwise required to be provided by the Fund's custodian or any co-administrator; (iii) establishing and maintaining accounts and records on behalf of holders of Investor Shares; (iv) processing purchase, redemption and exchange transactions in Investor Shares; and (v) other similar services not otherwise required to be provided by the Fund's transfer agent or any co-administrator. Payments under the Plan are not tied exclusively to the distribution and administrative expenses actually incurred by The Chapman Co. or any Service Provider, and the payments may exceed expenses actually incurred by The Chapman Co. and/or a Service Provider. Furthermore, any portion of any fee paid to The Chapman Co. or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to holders of Investor Shares or to foster distribution of the Investor Shares.

         INSTITUTIONAL SHARES

         The Chapman Co. is compensated for the sale of Institutional Shares pursuant to the terms of a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act that is applicable to the Institutional Shares (the "Institutional Shares Distribution Plan" and collectively with the Investor Distribution Plan, the "Distribution Plans"). The Chapman Co. receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of up to a total of .25% of the average daily net assets of the Fund attributable to the Institutional Shares.

         The Chapman Co. will be paid fees under the Institutional Shares Distribution Plan to compensate The Chapman Co. or enable The Chapman Co. to compensate other persons, including any other distributor of the Institutional Shares or institutional stockholders of record of the Institutional Shares, including but not limited to retirement plans, broker-dealers, depository institutions, and other financial intermediaries ("Institutions"), who own Institutional Shares on behalf of their customers, clients or (in the case of retirement plans) participants ("Customers") and companies providing certain services to Customers (collectively with Institutions, "Service Organizations"), for providing (a) services primarily intended to result in the sale of the Institutional Shares ("Selling Services") and (b) stockholder servicing, administrative and accounting services to Customers ("Stockholder Services").

         The annual fee paid to The Chapman Co. with respect to Selling Services will compensate The Chapman Co., or allow The Chapman Co. to compensate Service Organizations, to cover certain expenses primarily intended to result in the sale of the Institutional Shares, including, but not limited to: (i) costs of payments made to employees that engage in the distribution of the Institutional Shares; (ii) payments made to, and expenses of, persons who provide support services in connection with the distribution of the Institutional Shares, including, but not limited to, office space and equipment, telephone facilities, processing stockholder transactions and providing any other stockholder services not otherwise provided by the Fund's transfer agent; (iii) costs relating to the formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (iv) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective holders of the Institutional Shares; (v) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and (vi) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

         The annual fee paid to The Chapman Co. with respect to Stockholder Services will compensate The Chapman Co., or allow The Chapman Co. to compensate Service Organizations, for personal service and/or the maintenance of Customer accounts, including but not limited to (i) responding to Customer inquiries,
(ii) providing information on Customer investments and (iii) providing other stockholder liaison services and for administrative and accounting services to Customers, including, but not limited to: (a) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's distributor or transfer agent; (b) providing Customers with a service that invests the assets of their accounts in the Institutional Shares; (c) processing dividend payments from the Fund on behalf of Customers; (d) providing information periodically to Customers showing their positions in the Institutional Shares; (e) arranging for bank wires; (f) providing sub-accounting with respect to the Institutional Shares beneficially owned by Customers or the information to the Fund necessary for sub-accounting;
(g) forwarding stockholder communications from the Fund (for example, proxies, stockholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers, if required by law and (h) providing other similar services to the extent permitted under applicable statutes, rules and regulations. Payments under this Institutional Shares Distribution Plan are not tied exclusively to the selling and stockholder expenses actually incurred by The Chapman Co. or any Service Organization, and the payments may exceed expenses actually incurred by The Chapman Co. or any Service Organization. Furthermore, any portion of any fee paid to The Chapman Co. or to any of its affiliates by the Fund or any of their past profits or other revenue may be used in their sole discretion to provide services to stockholders of the Fund or to foster distribution of the Institutional Shares.

         GENERAL INFORMATION

         Pursuant to the Distribution Plans, The Chapman Co. provides the Board of Directors with periodic reports of amounts expended under the Distribution Plans and the purpose for which the expenditures were made.

         The Distribution Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Distribution Plans as the case may be (the "Independent Directors"). Any material amendment of the Distribution Plans would require the approval of the Board in the manner described above. A Distribution Plan may not be amended to increase materially the amount to be spent thereunder without the approval of the holders of a majority of the relevant class of Shares. A Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class.

         Listed below are persons affiliated with both the Funds and The Chapman Co.

---------------------------------- ----------------------------------- --------------------------------------
NAME AND
PRINCIPAL BUSINESS ADDRESS         POSITION WITH THE CHAPMAN CO.       POSITION WITH COMPANY
---------------------------------- ----------------------------------- --------------------------------------

Nathan A. Chapman, Jr.             President, Director and Chairman    President, Director and Chairman of
                                   of the Board                        the Board

---------------------------------- ----------------------------------- --------------------------------------
Earl U. Bravo, Sr.                 Secretary and Assistant Treasurer   Secretary and Assistant Treasurer

---------------------------------- ----------------------------------- --------------------------------------
M. Lynn Ballard                    Treasurer and Assistant Secretary   Treasurer and Assistant Secretary

---------------------------------- ----------------------------------- --------------------------------------
Lottie Shackelford                 Control Person                      Director

---------------------------------- ----------------------------------- --------------------------------------


CUSTODIAN

         UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Fund. Under the Custody Agreement, the Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund;
(ii) receive, hold and deliver portfolio securities for the account of the Fund;
(iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Fund's operations.

TRANSFER AND DIVIDEND PAYING AGENT/ACCOUNTING AGENT

         First Data Services, Inc., 211 S. Gulph Road, PO Box 61503, King of Prussia, Pennsylvania 19406, (800) 441-6580, serves as transfer and dividend paying agent and accounting agent for the Fund's shares pursuant to an Investment Company Services Agreement.


                               PURCHASE OF SHARES
                      (APPLICABLE TO INVESTOR SHARES ONLY)

         The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled "Purchasing Shares." The scale of sales loads applies to the purchases of Investor Shares made by any "purchaser," which term includes an individual and/or spouse purchase securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code or 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means with result in economy of sales effort or expense.

         Set forth below is an example of the method of computing the offering price of the Investor Shares. The example assumes a purchase of Investor Shares aggregating less than $50,000 subject to the current schedule of sales charges set forth in the Fund's prospectus at a price based upon the initial net asset value of the Fund's Investor Shares:

------------------------------------------------------- ------------------------
Net Asset Value per Share                               $14.29
------------------------------------------------------- ------------------------

Per Share Sales Charge--4.75% of offering price
                                                        $.71
------------------------------------------------------- ------------------------
Per Share Offering Price to the Public                  $15.00
------------------------------------------------------- ------------------------

                              REDEMPTION OF SHARES

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

                             PORTFOLIO TRANSACTIONS

         CCM, with respect to short-term investments of the Fund, and the sub-advisers, with respect to assets of the Fund allocated to such sub-advisers, are responsible for decisions to buy or sell securities and the selection of broker-dealers for the Fund subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market- maker or may be purchased in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

         The Company's policy for placing orders for purchases and sales of securities for the Fund is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

         The Distributor or affiliates of sub-advisers of the Fund may effect brokerage transactions for the Fund when they are able to provide a net price and execution at least as favorable to the Fund as those determined to be available from unaffiliated brokers or dealers. The commissions paid to the Distributor or an affiliate of a sub-adviser on transactions for the Fund may not exceed those charged by the Distributor or such sub-adviser affiliate to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the SEC. The Board of Directors of the Company has adopted procedures intended to ensure compliance with these limitations. The procedures require that the Distributor and any affiliate of a sub-adviser report each transaction to the Fund and that the Board of Directors determine at least quarterly that all transactions effected by the Distributor or any such affiliate of a sub-adviser have been effected in accordance with the procedures.

         When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund, CCM or a sub-adviser. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit CCM and the sub-advisers in the management of accounts of other clients and may not benefit the Fund directly. While such services are useful and important in supplementing their own research, CCM believes the value of such services is not determinable and does not significantly reduce expenses. The fees payable to CCM will not be reduced by the value of such services.

         CCM, the sub-advisers and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may invest and may have relationships with the issuers of securities purchased by the Fund.

         Investment decisions for the Fund are made independently from those for other accounts advised by CCM and the sub-advisers.

         Other accounts of CCM and the sub-advisers may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for the other accounts in order to obtain best execution.

                                    TAXATION

         The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information.

TAXATION OF THE FUND

         The Fund intends to elect and intends to qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and certain other sources and (b) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of its assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which it controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income, the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the Fund's distributed amount in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the Fund's capital gain net income for the one-year period ending on October 31 of that year; and
(c) 100% of any prior year underdistributions. The Fund may retain its net capital gain and pay corporate income tax thereon and elect to include all or a portion of its undistributed net capital gain in the income of its stockholders of record on the last day of the taxable year. In such event, each stockholder of record on the last day of the Fund's taxable year would be required to include in income for tax purposes his or her proportionate share of the Fund's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Fund against his or her federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his or her shares for federal income tax purposes by the difference between the amount of the includible gain and the tax paid by the Fund on the gain allocable to such shares.

         Any capital losses resulting from the Fund's disposition of securities can only be used to offset capital gains and cannot be used to reduce the Fund's ordinary income. Unused capital losses may be carried forward by the Fund for eight years.

         The Fund's taxable income will in part be determined on the basis of reports made to the Fund by the issuers of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund.

TAXATION OF STOCKHOLDERS

         Dividends (other than capital gain dividends) distributed by the Fund may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Fund's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

         Dividends and other distributions by the Fund are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Fund in October, November or December and made payable to stockholders of record in such months but actually paid in the following January will be taxable to stockholders as of December 31.

         If a stockholder purchases shares of the Fund immediately prior to a dividend, the dividend received by the stockholder will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

         The Fund will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of some of the current federal income tax laws regarding the Fund and investors in the shares of the Fund, and does not deal with all of the federal income tax consequences applicable to the Fund or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

                                  CAPITAL STOCK

         The Company is an open-end management investment company, known as a series fund, which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. The Company was incorporated under the laws of the State of Maryland on November 22, 1988.

         The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value, $.001 per share, of which 750 million are designated DEM Multi-Manager Bond Fund, Investor Class Shares and 750 million are designated DEM Multi-Manager Bond Fund, Institutional Class Shares.

         The Board has the power to classify and reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Fund, when issued, will be fully paid and nonassessable.

         All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class.

         Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

         Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

         In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

         Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

         Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             PERFORMANCE INFORMATION

         The performance of the Fund may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market System is comprised of all stocks on Nasdaq's National Market System. The Nasdaq Composite Index has typically included smaller, less mature companies representing 10% to 15% of the capitalization of the entire domestic equity market. Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500 Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by CCM that are controlled by African Americans, Asian Americans, Hispanic/Latino Americans or women. The DEM Index was created by CCM and is comprised of 30 companies from the DEM Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq.
This data base is unmanaged and capitalization weighted.

         The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, the Fund's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. The Fund's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine, Wall Street Journal, New York Times, Baron's, and Lipper Analytical Services. The Fund's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Fund invests and (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund.

ADDITIONAL PERFORMANCE INFORMATION FOR THE FUND

         The Fund may reflect its total return in advertisements and stockholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in the Fund over a period of 1 year, 5 years, 10 years and over the life of the Fund. This method of calculating total return is based on the assumption that, all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value and all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. Any fees charged by banks or their institutional investors directly to their customer accounts in connection with investments in Investor Shares will not be included in the Fund's calculations of total returns.

         All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which may vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

         The performance of the Institutional Shares will normally be higher than the Investor Shares because of the sales charge (when applicable) and additional expenses charged to the Investor Shares. Performance may also be affected by any fee reimbursements or waivers that are no applied equally between the classes.

                             COUNSEL TO THE COMPANY

         The validity of the Fund's shares will be passed upon for the Company by Venable, Baetjer and Howard, LLP, Baltimore, Maryland. Venable, Baetjer and Howard, LLP also acts as counsel to CCM and The Chapman Co.

                              INDEPENDENT AUDITORS

         Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the SEC.

                             CORPORATE BOND RATINGS


Moody's Investors Service, Inc.

Aaa               Bonds that are rated Aaa are judged to be of the best quality.
                  they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa Securities.

A Bonds that are rated A possess may favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa Bonds that are rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group

     "AAA" An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" The "D" rating, unlike other ratings, is not prospective, rather, it is used only where a default has actually occurred--and not where a default is only expected. Standard & Poor's changes ratings to "D" either:

     - On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and Standard & Poor's believes that a payment will be made, in which case the rating can be maintained; or

     - Upon voluntary bankruptcy filing or similar action. An exception is made if Standard & Poor's expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a "D" rating.

     An issuer credit rating (also known as a corporate credit rating, counterparty credit rating, natural rating, senior implied rating, or default risk rating) is changed to "N.M." (for "not meaningful") upon:

     - The first occurrence of a payment default on any financial obligation, rated or unrated, other than a financial obligation subject to a bona fide commercial dispute. (In this context, preferred stock is not considered to be a financial obligation. Thus, a missed preferred stock dividend does not necessarily mean that the issuer credit rating is changed to "N.M.")

     - A voluntary bankruptcy filing by the issuer, or similar action--even if the issuer continues debt service payments on some financial obligations; or

     - Seizure of a rated bank by a regulator or placement of an issuer under regulatory supervision owing to its financial condition. Such regulatory actions imply substantial uncertainty about the issuer's ability to continue meeting financial obligations. (An insurer's claims-paying ability rating would go to "R" if the issuer were placed under regulatory supervision because of its financial condition.)

     Preferred stock "CCC-" is the lowest preferred stock rating when an issuer is current on dividend payments. Preferred stock ratings are lowered to "C" when an issuer omits dividend payments. The "CC" rating is used for cumulative preferred stock where an issuer has resumed paying dividends but an arrearage still exists.

     Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                              FINANCIAL STATEMENTS

                           DEM MULTI-MANAGER BOND FUND

COMPOSITE STATEMENT OF ASSETS AND LIABILITIES - October 31, 1998
--------------------------------------------------------------------------------

    ASSETS:
    Cash                                                        $29
                                                             ------
    Total assets                                                $29
                                                             ------

    LIABILITIES:
                                                                 $0
                                                             ------
    Total liabilities                                            $0
                                                             ------
    NET ASSETS - equivalent to $14.28 per share on
         2 shares of Common Stock outstanding                $   29
                                                             ------


    SUMMARY OF STOCKHOLDERS' EQUITY
         Common Stock, par value $.001 per share; authorized
           10,000,000,000 shares; issued and outstanding
           2 shares                                              $0
         Capital paid-in                                        $29
                                                             ------

    Net assets applicable to outstanding common stock        $   29
                                                             ------
                                                             ------

                            PART C. OTHER INFORMATION

Item 23. Exhibits.


Exhibit
Number            Description

1(A)     Articles of Incorporation of the Registrant(1)

1(B)     Articles Supplementary of the Registrant dated July 28, 1997(2)

1(C)     Articles of Amendment of the Registrant dated February 12, 1998(3)

1(D)     Articles Supplementary of the Registrant dated February 12, 1998(3)

1(E)     Articles Supplementary of the Registrant dated February 12, 1998(3)

1(F)     Articles Supplementary of the Registrant dated May 8, 1998(4)

1(G)     Articles of Amendment of the Registrant dated May 11, 1998(4)

1(H)     Articles Supplementary of the Registrant dated June 1, 1998(1)

2        Amended and Restated Bylaws of the Registrant dated July 18, 1997(2)

3(A)     Form of Stock Certificate (The Chapman U.S. Treasury Money Fund)(1)

3(B)     Form of Stock Certificate (The Chapman Institutional Cash Management
         Fund)(1)

3(C)     Form of Stock Certificate (DEM Equity Fund, Investor Class)(1)

3(D)     Form of Stock Certificate (DEM Equity Fund, Institutional Class)(1)

3(E)     Form of Stock Certificate (DEM Index Fund, Investor Class)(1)

3(F)     Form of Stock Certificate (DEM Index Fund, Institutional Class)(1)

3(G)     Form of Stock Certificate (DEM Fixed Income Fund, Investor Class)(1)

3(H)     Form of Stock Certificate (DEM Fixed Income Fund, Institutional
         Class)(1)

3(I)     Form of Stock Certificate (DEM Multi-Manager Equity Fund, Investor
         Class)(5)

3(J)     Form of Stock Certificate (DEM Multi-Manager Equity Fund, Institutional
         Class)(5)

3(I)    Form of Stock Certificate (DEM Multi-Manager Bond Fund,
         Investor Class)(6)

3(J)     Form of Stock Certificate (DEM Multi-Manager Bond Fund, Institutional
         Class)(6)

4(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and
         The Chapman Institutional Cash Management Fund)(2)




Exhibit
Number            Description

4(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity Fund)(3)

4(C)     Amendment to Advisory and Administrative Services Agreement between the
         Registrant and Chapman Capital Management, Inc. (The Chapman
         US Treasury Money Fund and The Chapman Institutional Cash Management
         Fund)(3)

4(D) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Index Fund)(4)

4(E) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Fixed Income Fund)(1)

4(F) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Equity Fund)(6)

4(G)     Form of Sub-Advisory Agreement between Chapman Capital Management, Inc.
         and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Equity Fund)(6)

4(H) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Multi-Manager Bond Fund)(6)

4(I)     Form of Sub-Advisory Agreement between Chapman Capital Management, Inc.
         and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM Multi-Manager Bond Fund)(6)

5(A)     Distribution Agreement between the Registrant and The Chapman Co. (The
         Chapman US Treasury Money Fund and The Chapman Institutional Cash
         Management Fund)(2)

5(B)     Distribution Agreement between the Registrant and The Chapman Co. (DEM
         Equity Fund)(3)

5(C)     Amendment to Distribution Agreement between the Registrant and The
         Chapman Co. (The Chapman US Treasury Money Fund and The Chapman
         Institutional Cash Management Fund)(3)

5(D)     Distribution Agreement between the Registrant and The Chapman Co. (DEM
         Index Fund)(4)

5(E)     Distribution Agreement between the Registrant and The Chapman Co. (DEM
         Fixed Income Fund)(1)

5(F)     Distribution Agreement between the Registrant and The Chapman Co. (DEM
         Multi-Manager Equity Fund)(5)

5(G)     Distribution Agreement between the Registrant and The Chapman Co. (DEM
         Multi-Manager Bond Fund)(6)

7(A)     Custody Agreement between the Registrant and UMB Bank, N.A.(1)

7(B)     Investment Company Services Agreement between the Registrant and First
         Data Investor Services Group (formerly FPS Services, Inc.) (The Chapman
         US Treasury Money Fund and DEM Equity Fund)(2)

7(C)     Amendment to Investment Company Services Agreement between the
         Registrant and First Data Investor Services Group (formerly FPS
         Services, Inc.)(6)

7(D)     Appendix B to Investment Company Services Agreement between the
         Registrant and First Data Investor Services Group (formerly FPS
         Services, Inc.)(6)


Exhibit
Number            Description

8(A)     Stockholder Services Agreement between the Registrant and Chapman
         Capital Management, Inc. (The Chapman US Treasury Money Fund and
         The Chapman Institutional Cash Management Fund)(1)

8(B)     Service Mark Licensing Agreement between the Registrant and Nathan A.
         Chapman, Jr.(6)

9        Opinion and consent of Venable, Baetjer and Howard, LLP(6)

13(A)    Distribution Plan (DEM Equity Fund Investor Shares)(3)

13(B)    Distribution Plan (DEM Equity Fund Institutional Shares)(3)

13(C)    Distribution Plan (DEM Index Fund Investor Shares)(4)

13(D)    Distribution Plan (DEM Index Fund Institutional Shares)(4)

13(E)    Distribution Plan (DEM Fixed Income Fund Investor Shares)(1)

13(F)    Distribution Plan (DEM Fixed Income Fund Institutional Shares)(1)

13(G)    Distribution Plan (DEM Multi-Manager Equity Fund Investor Shares)(5)

13(H)    Distribution Plan (DEM Multi-Manager Equity Fund Institutional
         Shares)(5)

13(I)    Distribution Plan (DEM Multi-Manager Bond Fund Investor Shares)(6)

13(J)    Distribution Plan (DEM Multi-Manager Bond Fund Institutional Shares)(6)

15(A)    Multiple Class Plan (DEM Equity Fund)(2)

15(B)    Multiple Class Plan (DEM Index Fund)(4)

15(C)    Multiple Class Plan (DEM Fixed Income Fund)(1)

15(D)    Multiple Class Plan (DEM Multi-Manager Equity Fund)(5)

15(E)    Multiple Class Plan (DEM Multi-Manager Bond Fund)(6)

99.1     Power of Attorney(7)

99.2     Power of Attorney(5)

----------------------
(1) Incorporated by reference from Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on June 12, 1998.

(2) Incorporated by reference from Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7, 1997.

(3) Incorporated by reference from Amendment 15 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on March 2, 1998.

(4) Incorporated by reference from Amendment 16 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 29, 1998.

(5) Incorporated by reference from Amendment 18 to Registrant's Registration Statement on Form N-1A (File Nos. 33-25716; 811-5697) as filed with the Securities and Exchange Commission September 30, 1998.

(6)      Filed herewith.

(7) Incorporated by reference from Post-Effective Amendment 12 to the Registrant's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 28, 1997.

Item 24. Persons Controlled by or under Common Control with the Registrant.

None.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, CCM, the principal underwriter and affiliates of the Registrant.

The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

INVESTMENT ADVISER

--------------------------------------------------------------------------------
                        CHAPMAN CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------

------------------------------------- ---------------------------------- ------------------------------------
Name and                              Position with Investment Adviser   Business, profession, vocation or
Principal Business Address                                               employment of a substantial
                                                                         nature, that the Sub-Adviser, and
                                                                         each director, officer or partner of
                                                                         the Sub-Adviser, IS OR HAS BEEN
                                                                         ENGAGED WITHIN THE LAST TWO FISCAL
                                                                         YEARS for his or her own account or
                                                                         in the capacity of director, officer,
                                                                         employee, partner or trustee.
------------------------------------- ---------------------------------- ------------------------------------


------------------------------------- ---------------------------------- ------------------------------------
Nathan A. Chapman, Jr.                Director and President             President and Director of The
401 E. Pratt St.                                                         Chapman Co. since 1986.  President
28th Floor                                                               and Director of Chapman Holdings,
Baltimore, MD 21202                                                      Inc. since 1997 and Chapman
                                                                         Capital Management Holdings, Inc.
                                                                         since 1998.
------------------------------------- ---------------------------------- ------------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary  Treasurer and Assistant Secretary
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Treasurer and Assistant Secretary
Baltimore, Maryland  21202                                               of Chapman Holdings, Inc. since
                                                                         1997 and Chapman Capital
                                                                         Management Holdings, Inc. since
                                                                         1998.
------------------------------------- ---------------------------------- ------------------------------------
Earl U. Bravo                         Director                           Secretary and Assistant Treasurer
401 E. Pratt Street                                                      since 1997 of The Chapman Co.
28th Floor                                                               Senior Vice President, Secretary,
Baltimore, MD  21202                                                     Assistant Treasurer and Director
                                                                         of Chapman Holdings, Inc. since
                                                                         1997.  Vice President, Secretary,
                                                                         Assistant Treasurer and Director
                                                                         of Chapman Capital Management
                                                                         Holdings, Inc. since 1998.
------------------------------------- ---------------------------------- ------------------------------------

SUB-ADVISERS

--------------------------------------------------------------------------------
                         HUGHES CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------

------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                          with        employment of a substantial nature, that
                          Sub-        the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser, IS
                                      OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------


--------------------------------------------------------------------------------
                          MDL CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------

------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                         Sub-         employment with of a substantial nature,
                         Adviser      that the Sub-Adviser, and each director,
                                      officer or partner of the Sub-Adviser,
                                      IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
N/A                      N/A          N/A

------------------------ ------------ ------------------------------------------


--------------------------------------------------------------------------------
                       NCM CAPITAL MANAGEMENT GROUP, INC.
--------------------------------------------------------------------------------


------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                         with         employment of a substantial nature, that
                          Sub-        officer or partner of the Sub-Adviser
                         Adviser      the Sub-Adviser, and each director,
                                      officer or partner of the Sub-Adviser,
                                      IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARS for his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Maceo K. Sloan           Chairman,    Chairman, CONXUS Communications (formerly
                         President,   PCS Development Corporation), 12 North
                         CEO and      Main Street, Greenville, SC 29601
                         Director     (wireless communications); Chairman and
                                      CEO, Sloan Communications, 103 West  Main
                                      Street, Durham, NC 27701 (wireless
                                      communications); Director, CREF, 730 3rd
                                      Avenue, New York, NY 10017 (insurance);
                                      Director, Mechanics & Farmers Bank 116
                                      West Parrish Street, Durham, NC 27701
                                      (banking); Chairman, New Africa Advisers,
                                      103 West Main Street, Durham, NC 27701
                                      (investment management); Chairman,
                                      President and CEO, Sloan Financial
--------------------------------------------------------------------------------


                                      Group, 103 West Main Street, Durham, NC
                                      27701 (holding company); Director,
                                      Portfolio Manager, Calvert New Africa
                                      Fund, 4550 Montgomery Avenue, Bethesda, MD
                                      20814 (investment management)
------------------------ ------------ ------------------------------------------
Justin F. Beckett        Executive    Director, CONXUS Communications
                         Vice         (formerly PCS Development Corporation), 12
                         President     North Main Street, Greenville, SC 29601
                         and          (wireless communications); President, CEO,
                         Director     New Africa Advisers, and 103 West Main
                                      Street, Durham, NC 27701 (investment
                                      management); Director President, Sloan
                                      Communications, 103 West Main Street,
                                      Durham, NC 27701 (wireless
                                      communications); Executive Vice President,
                                      Sloan Financial Group, 103 West Main
                                      Street, Durham, NC 27701 (holding
                                      company); Portfolio Manager, Calvert New
                                      Africa Fund, 4550 Montgomery Avenue,
                                      Bethesda, MD 20814 (investment management)
------------------------ ------------ ------------------------------------------
Clifford D. Mpare        Executive    Chief Investment Officer and Director, New
                         Vice         Africa Advisers, 103 West Main Street,
                         President    Durham, NC 27701 (investment management);
                         and          Portfolio Manager, Calvert New Africa
                         Co-Chief     Fund, 4550 Montgomery Avenue, Bethesda, MD
                         Investment    20814 (investment management)
                         Officer
------------------------ ------------ ------------------------------------------
Edith H. Noel            Secretary    Secretary and Treasurer, Sloan Financial
                         and          Group, 103 West Main Street, Durham, NC
                         Treasurer    27701 (holding company)
------------------------ ------------ ------------------------------------------
Peter Jon Anderson       Director     Director and Senior Vice President,
                                      American Express Financial Corporation,
                                      IDS Tower 10, Minneapolis, MN 55440
                                      (financial services business); Chairman,
                                      CIO and Director, American Express Asset
                                      Management Group, Inc., IDS Tower 10,
                                      Minneapolis, MN 55440 (asset management);
                                      Senior Vice President, American Express
                                      Financial Advisers, IDS Tower 10,
                                      Minneapolis, MN 55440 (financial advisors);
                                      Chairman, Executive Vice President and
                                      Director, IDS International, Inc., IDS
                                      Tower 10, Minneapolis, MN 55440 (financial
                                      advisors); Vice President, American
                                      Express Securities Service, IDS Tower 10,
                                      Minneapolis, MN 55440 (financial services
                                      business)
------------------------ ------------ ------------------------------------------
Morris Goodwin, Jr.      Director     Treasurer, Deluxe Corporation, 3680
                                      Victoria Street, Shoreview, MN 55126
                                      (check printing)
------------------------ ------------ ------------------------------------------


--------------------------------------------------------------------------------
                            Seix Investment Advisors
--------------------------------------------------------------------------------

------------------------ ------------ ------------------------------------------
Name                     Position     Business, profession, vocation or
                         with         employment of a substantial nature,  that
                         Sub-         the Sub-Adviser, and each director,
                         Adviser      officer or partner of the Sub-Adviser,
                                      IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO
                                      FISCAL YEARSfor his or her own account or
                                      in the capacity of director, officer,
                                      employee, partner or trustee.
------------------------ ------------ ------------------------------------------
Christina Seix           Chairman     Director, Federal Home Loan Mortgage
                         and CIO      Corporation, 8200 Jones Branch Drive,
                                      McLean, VA  22102 (consolidates,
                                      securitizes and reissues home mortgages);
                                      Director until 1998, Fordham University,
                                      441 E. Fordham Road, Bronx, NY 10458
                                      (university)
------------------------ ------------ ------------------------------------------


Item 27. Principal Underwriter.

         (a)      Not applicable.

         (b)      Directors and Officers

                              POSITIONS AND OFFICES

------------------------------------- ----------------------------------- -----------------------------------
Name and                              With                                With
Principal Business Address            Underwriter                         Registrant
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
Nathan A. Chapman, Jr.                President, Director and Chairman of President, Director and Chairman of
-------------------------------------------------------------------------------------------------------------


------------------------------------- ----------------------------------- -----------------------------------
Name and                              With                                With
Principal Business Address            Underwriter                         Registrant
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
The Chapman Co.                       the Board                           the Board
401 East Pratt Street
28th Floor
Baltimore, MD 21202

------------------------------------- ----------------------------------- -----------------------------------
Earl U. Bravo, Sr.                    Senior Vice President, Secretary    Secretary and Assistant Treasurer
The Chapman Co.                       and Assistant Treasurer
401 East Pratt Street
28th Floor
Baltimore, Maryland  21202

------------------------------------- ----------------------------------- -----------------------------------
M. Lynn Ballard                       Treasurer and Assistant Secretary   Treasurer and Assistant Secretary
The Chapman Co.
401 East Pratt Street
28th Floor
Baltimore, Maryland 21202

------------------------------------- ----------------------------------- -----------------------------------

         (c)      Not applicable.

Item 28. Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of First Data Investor Services Group, Inc., 3200 Horizon Drive,
PO Box 61503, King of Prussia, Pennsylvania 19406.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 20 and amendment No. 22 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on July 15, 1999.

                                           THE CHAPMAN FUNDS, INC.


                                           By: /s/ NATHAN A. CHAPMAN JR.
                                               -------------------------
                                           Nathan A. Chapman, Jr.
                                           President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                   Title                          Date


/s/ NATHAN A. CHAPMAN, JR.          President and Director             July 15, 1999
---------------------------         (principal executive
Nathan A. Chapman, Jr.              officer)



/s/ M. LYNN BALLARD                 Treasurer (principal               July 15, 1999
---------------------------         financial and
M. Lynn Ballard                     accounting officer)



Each of the Directors:

         Nathan A. Chapman, Jr., Dr. Glenda Glover, Lottie H. Shackelford, James
B. Lewis, Ronald A. White, Dr. Benjamin Hooks, David Rivers, and Wilfred
Marshall.



         By:      /s/ NATHAN A. CHAPMAN, JR.                  July 15, 1999
                  --------------------------
                  Nathan A. Chapman, Jr.
                  as Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit Number             Description
--------------             -----------

3(I)            Form of Stock Certificate (DEM Multi-Manager Bond Fund, Investor
                Class)

3(J)            Form of Stock Certificate (DEM Multi-Manager Bond Fund,
                Institutional Class)

4(F)            Advisory and Administrative Services Agreement between the
                Registrant and Chapman Capital Management, Inc. (DEM
                Multi-Manager Equity Fund)

4(G)            Form of Sub-Advisory Agreement between Chapman Capital
                Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto.
                (DEM Multi-Manager Equity Fund)

4(H)            Advisory and Administrative Services Agreement between the
                Registrant and Chapman Capital Management, Inc. (DEM
                Multi-Manager Bond Fund)

4(I)            Form of Sub-Advisory Agreement between Chapman Capital
                Management, Inc. and the various sub-advisers of the Registrant as set forth on Appendix 1 thereto. (DEM
                Multi-Manager Bond Fund)

5(G)            Distribution Agreement between the Registrant and The Chapman
                Co. (DEM Multi-Manager Bond Fund)

7(C)            Amendment to Investment Company Services Agreement between the
                Registrant and First Data Investor Services Group (formerly FPS
                Services, Inc.)

7(D)            Appendix B to Investment Company Services Agreement between the
                Registrant and First Data Investor Services Group (formerly FPS
                Services, Inc.)

8(B)            Service Mark Licensing Agreement between the Registrant and
                Nathan A. Chapman, Jr.

9               Opinion and consent of Venable, Baetjer and Howard, LLP

13(I)           Distribution Plan (DEM Multi-Manager Bond Fund Investor Shares)

13(J)           Distribution Plan (DEM Multi-Manager Bond Fund Institutional
                Shares)

15(E)           Multiple Class Plan (DEM Multi-Manager Bond Fund)